FINANCIAL STATEMENTS

Transamerica Life Insurance Company

WRL Series Annuity Account

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

WRL Series Annuity Account

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and

Contract Owners of WRL Series Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise WRL Series Annuity Account (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
Fidelity® VIP Contrafund® Service Class 2 (1)	TA BlackRock Government Money Market Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA BlackRock iShares Edge 40 Initial Class (1)
ProFund Access VP High Yield (1)	TA BlackRock iShares Edge 40 Service Class (1)
ProFund VP Asia 30 (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)
ProFund VP Bull (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
ProFund VP Communication Services (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
ProFund VP Consumer Discretionary (1)	TA BlackRock Real Estate Securities Initial Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

ProFund VP Emerging Markets (1)	TA BlackRock Real Estate Securities Service Class (1)
ProFund VP Energy (1)	TA BlackRock Tactical Allocation Service Class (1)
ProFund VP Europe 30 (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
ProFund VP Falling U.S. Dollar (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
ProFund VP Financials (1)	TA International Focus Initial Class (1)
ProFund VP Government Money Market (1)	TA International Focus Service Class (1)
ProFund VP International (1)	TA Janus Balanced Service Class (1)
ProFund VP Japan (1)	TA Janus Mid-Cap Growth Initial Class (1)
ProFund VP Materials (1)	TA Janus Mid-Cap Growth Service Class (1)
ProFund VP Mid-Cap (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
ProFund VP NASDAQ-100 (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
ProFund VP Pharmaceuticals (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
ProFund VP Precious Metals (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
ProFund VP Short Emerging Markets (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
ProFund VP Short International (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
ProFund VP Short NASDAQ-100 (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
ProFund VP Short Small-Cap (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
ProFund VP Small-Cap (1)	TA JPMorgan Enhanced Index Initial Class (1)
ProFund VP Small-Cap Value (1)	TA JPMorgan Enhanced Index Service Class (1)
ProFund VP U.S. Government Plus (1)	TA JPMorgan International Moderate Growth Initial Class (1)
ProFund VP UltraSmall-Cap (1)	TA JPMorgan International Moderate Growth Service Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

ProFund VP Utilities (1)	TA JPMorgan Tactical Allocation Initial Class (1)
TA Aegon Bond Initial Class (1)	TA JPMorgan Tactical Allocation Service Class (1)
TA Aegon Bond Service Class (1)	TA Multi-Managed Balanced Initial Class (1)
TA Aegon Core Bond Initial Class (1)	TA Multi-Managed Balanced Service Class (1)
TA Aegon Core Bond Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Aegon Sustainable Equity Income Initial Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA Aegon Sustainable Equity Income Service Class (1)	TA TSW Mid Cap Value Opportunities Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA TSW Mid Cap Value Opportunities Service (1)Class
TA Aegon U.S. Government Securities Service Class (1)	TA WMC US Growth Initial Class (1)
TA BlackRock Government Money Market Initial Class (1)	TA WMC US Growth Service Class (1)
(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of WRL Series Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of WRL Series Annuity Account indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of WRL Series Annuity Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Fidelity® VIP Contrafund® Service Class 2	TA BlackRock Government Money Market Service Class
Fidelity® VIP Equity-Income Service Class 2	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
Fidelity® VIP Growth Opportunities Service Class 2	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
Fidelity® VIP Index 500 Service Class 2	TA BlackRock iShares Edge 40 Initial Class
ProFund Access VP High Yield	TA BlackRock iShares Edge 40 Service Class
ProFund VP Asia 30	TA BlackRock Real Estate Securities Initial Class
ProFund VP Bull	TA BlackRock Real Estate Securities Service Class
ProFund VP Communication Services	TA BlackRock Tactical Allocation Service Class
ProFund VP Consumer Discretionary	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
ProFund VP Emerging Markets	TA Goldman Sachs Managed Risk - Growth ETF Service Class
ProFund VP Energy	TA International Focus Initial Class
ProFund VP Europe 30	TA International Focus Service Class
ProFund VP Falling U.S. Dollar	TA Janus Balanced Service Class
ProFund VP Financials	TA Janus Mid-Cap Growth Initial Class
ProFund VP Government Money Market	TA Janus Mid-Cap Growth Service Class
ProFund VP International	TA JPMorgan Asset Allocation - Conservative Initial Class
ProFund VP Japan	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP Materials	TA JPMorgan Asset Allocation - Growth Initial Class
ProFund VP Mid-Cap	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP NASDAQ-100	TA JPMorgan Asset Allocation - Moderate Initial Class
ProFund VP Pharmaceuticals	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP Precious Metals	TA JPMorgan Asset Allocation - Moderate Growth Initial Class

ProFund VP Short Emerging Markets	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Short International	TA JPMorgan Enhanced Index Initial Class
ProFund VP Short NASDAQ-100	TA JPMorgan Enhanced Index Service Class
ProFund VP Short Small-Cap	TA JPMorgan International Moderate Growth Initial Class
ProFund VP Small-Cap	TA JPMorgan International Moderate Growth Service Class
ProFund VP Small-Cap Value	TA JPMorgan Mid Cap Value Initial Class
ProFund VP U.S. Government Plus	TA JPMorgan Mid Cap Value Service Class
ProFund VP UltraSmall-Cap	TA JPMorgan Tactical Allocation Initial Class
ProFund VP Utilities	TA JPMorgan Tactical Allocation Service Class
TA Aegon Bond Initial Class	TA Multi-Managed Balanced Initial Class
TA Aegon Bond Service Class	TA Multi-Managed Balanced Service Class
TA Aegon Core Bond Initial Class	TA PIMCO Tactical - Balanced Service Class
TA Aegon Core Bond Service Class	TA PIMCO Tactical - Conservative Service Class
TA Aegon High Yield Bond Initial Class	TA PIMCO Tactical - Growth Service Class
TA Aegon High Yield Bond Service Class	TA Small/Mid Cap Value Initial Class
TA Aegon Sustainable Equity Income Initial Class	TA Small/Mid Cap Value Service Class
TA Aegon Sustainable Equity Income Service Class	TA T. Rowe Price Small Cap Initial Class
TA Aegon U.S. Government Securities Initial Class	TA T. Rowe Price Small Cap Service Class
TA Aegon U.S. Government Securities Service Class	TA WMC US Growth Initial Class
TA BlackRock Government Money Market Initial Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of WRL Series Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of WRL Series Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of WRL Series Annuity Account since 2014.

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Fidelity® VIP Contrafund® Service Class 2	460,416.682	$18,235,816	$25,553,126	$(344)	$25,552,782	412,624	$26.134392	$64.796385
Fidelity® VIP Equity-Income Service Class 2	242,211.544	5,359,741	6,176,394	57	6,176,451	165,574	16.961833	38.914833
Fidelity® VIP Growth Opportunities Service Class 2	50,017.403	2,553,902	4,018,898	14	4,018,912	64,741	40.206305	65.682762
Fidelity® VIP Index 500 Service Class 2	144.274	45,301	80,971	(12)	80,959	1,453	26.004553	55.701334
ProFund Access VP High Yield	65,389.205	1,626,451	1,630,153	(4)	1,630,149	85,147	10.409960	19.790724
ProFund VP Asia 30	9,431.779	345,473	370,386	39	370,425	39,856	8.595787	11.340081
ProFund VP Bull	124,936.683	6,532,351	7,306,297	(22)	7,306,275	199,937	20.906246	38.221548
ProFund VP Communication Services	11,770.330	418,657	595,461	2	595,463	36,861	13.665466	20.007137
ProFund VP Consumer Discretionary	41,143.492	2,833,948	3,044,207	(21)	3,044,186	75,050	18.891278	42.182833
ProFund VP Emerging Markets	252,834.258	8,533,875	7,595,141	(14)	7,595,127	874,762	8.070025	13.097233
ProFund VP Energy	50,822.192	2,094,638	2,079,644	30	2,079,674	189,522	10.104729	11.897881
ProFund VP Europe 30	20,322.856	491,167	520,875	(25)	520,850	45,956	10.127118	14.875371
ProFund VP Falling U.S. Dollar	1,739.104	26,881	24,052	(2)	24,050	4,830	4.460015	7.572324
ProFund VP Financials	42,605.532	1,968,922	2,261,502	(5)	2,261,497	125,162	16.014833	30.362773
ProFund VP Government Money Market	8,246,328.050	8,246,328	8,246,328	(161)	8,246,167	913,406	7.963199	9.936555
ProFund VP International	282,550.336	5,892,436	5,662,309	(17)	5,662,292	666,466	7.891992	12.074997
ProFund VP Japan	6,043.292	423,624	410,702	(17)	410,685	26,118	14.973676	28.079553
ProFund VP Materials	20,087.834	1,553,101	1,682,155	(7)	1,682,148	97,194	13.852530	18.054760
ProFund VP Mid-Cap	233,994.511	4,102,380	4,221,261	(21)	4,221,240	173,817	14.294023	25.131316
ProFund VP NASDAQ-100	234,476.484	12,373,931	14,767,329	14	14,767,343	170,000	32.100338	91.678703
ProFund VP Pharmaceuticals	44,936.739	1,586,973	1,423,147	1	1,423,148	70,169	11.373216	21.280631
ProFund VP Precious Metals	84,481.743	2,288,455	2,210,042	8	2,210,050	389,477	5.002942	13.197237
ProFund VP Short Emerging Markets	5,434.610	126,365	114,670	(6)	114,664	79,129	1.265057	4.000475
ProFund VP Short International	1,878.228	47,872	46,542	(14)	46,528	17,802	2.024123	5.106377
ProFund VP Short NASDAQ-100	23,809.868	293,921	227,384	6	227,390	770,223	0.275417	1.538428
ProFund VP Short Small-Cap	1,821.441	39,948	35,700	—	35,700	57,789	0.574501	3.697008
ProFund VP Small-Cap	64,910.671	2,616,343	2,402,993	(2)	2,402,991	104,194	12.595389	23.951691
ProFund VP Small-Cap Value	43,662.415	2,011,951	1,965,245	(4)	1,965,241	91,022	12.489267	22.746746
ProFund VP U.S. Government Plus	16,575.507	271,183	177,689	43	177,732	20,004	5.029034	10.221395
ProFund VP UltraSmall-Cap	123,256.455	1,883,185	1,868,568	15	1,868,583	102,120	11.551823	27.965631
ProFund VP Utilities	48,087.735	1,944,409	2,147,117	4	2,147,121	99,519	14.556458	22.286864
TA Aegon Bond Initial Class	1,497,569.408	16,387,281	14,196,958	(19)	14,196,939	927,707	8.998154	16.604469
TA Aegon Bond Service Class	9,526.568	104,890	89,454	(9)	89,445	6,356	9.843254	14.625811
TA Aegon Core Bond Initial Class	2,056,631.078	25,559,427	21,635,759	3	21,635,762	833,409	9.203374	40.874355
TA Aegon Core Bond Service Class	19,860.955	273,050	227,805	(1)	227,804	16,307	9.888674	14.826465
TA Aegon High Yield Bond Initial Class	593,521.527	4,094,734	4,142,780	20	4,142,800	159,595	11.866870	28.005671
TA Aegon High Yield Bond Service Class	6,288.165	47,378	44,897	(3)	44,894	1,725	12.527971	26.566457
TA Aegon Sustainable Equity Income Initial Class	2,243,993.510	42,579,007	46,944,344	(23)	46,944,321	1,007,313	12.923873	52.916130
TA Aegon Sustainable Equity Income Service Class	12,481.846	218,327	261,744	18	261,762	6,911	13.815961	38.280471
TA Aegon U.S. Government Securities Initial Class	506,522.768	5,371,952	4,467,531	(11)	4,467,520	360,594	8.275815	13.664350
TA Aegon U.S. Government Securities Service Class	5,865.120	69,716	53,900	(3)	53,897	4,429	9.312762	12.201052
TA BlackRock Government Money Market Initial Class	30,348,881.925	30,348,882	30,348,882	(257)	30,348,625	2,367,068	8.069987	16.767334
TA BlackRock Government Money Market Service Class	99,150.550	99,151	99,151	(20)	99,131	9,963	9.008735	10.223368

See accompanying notes.	8

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	31,439.226	$297,555	$293,328	$-	$293,328	21,943	$11.048287	$13.704215
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	86,176.743	915,047	982,415	(1)	982,414	65,759	11.682458	15.353933
TA BlackRock iShares Edge 40 Initial Class	161,976.933	1,482,453	1,431,876	(3)	1,431,873	71,700	11.594176	21.498689
TA BlackRock iShares Edge 40 Service Class	2,030.643	17,134	17,809	10	17,819	857	12.390239	20.985368
TA BlackRock iShares Tactical - Balanced Service Class	139,391.166	1,467,180	1,396,699	5	1,396,704	1,032,591	1.190626	12.484327
TA BlackRock iShares Tactical - Conservative Service Class	109,597.180	1,193,596	1,066,381	1	1,066,382	781,773	1.180608	11.898411
TA BlackRock iShares Tactical - Growth Service Class	92,050.136	986,259	951,798	3	951,801	543,405	1.421974	14.360845
TA BlackRock Real Estate Securities Initial Class	1,249,457.309	13,334,399	12,044,768	2	12,044,770	342,241	10.807747	45.051702
TA BlackRock Real Estate Securities Service Class	32,265.734	380,804	334,918	2	334,920	11,467	11.436516	30.111111
TA BlackRock Tactical Allocation Service Class	265,951.805	3,965,783	3,960,022	5	3,960,027	259,490	13.489945	15.812365
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	291,760.204	3,433,695	3,501,122	6	3,501,128	213,772	12.332743	17.083134
TA Goldman Sachs Managed Risk - Growth ETF Service Class	314,308.184	3,254,599	3,576,827	(6)	3,576,821	183,557	14.449781	20.174917
TA International Focus Initial Class	2,829,894.442	23,866,988	22,978,743	9	22,978,752	1,148,167	13.074785	23.488286
TA International Focus Service Class	20,194.077	165,544	159,735	1	159,736	5,425	14.032232	29.811072
TA Janus Balanced Service Class	632,995.595	10,634,989	11,109,073	(58)	11,109,015	4,814,027	2.037136	18.289041
TA Janus Mid-Cap Growth Initial Class	3,093,311.400	102,711,447	101,739,012	(29)	101,738,983	844,064	23.217500	150.436114
TA Janus Mid-Cap Growth Service Class	19,043.968	595,476	565,415	(12)	565,403	10,377	23.383740	55.876264
TA JPMorgan Asset Allocation - Conservative Initial Class	2,696,990.586	26,253,671	24,084,126	(52)	24,084,074	1,261,128	12.003213	21.479785
TA JPMorgan Asset Allocation - Conservative Service Class	55,315.042	542,191	486,772	7	486,779	22,842	12.214538	21.627778
TA JPMorgan Asset Allocation - Growth Initial Class	5,621,161.553	63,124,325	65,655,167	(70)	65,655,097	1,819,047	18.539361	38.115514
TA JPMorgan Asset Allocation - Growth Service Class	246,917.163	2,635,537	2,834,609	19	2,834,628	67,175	19.823846	43.232773
TA JPMorgan Asset Allocation - Moderate Initial Class	5,125,840.896	57,653,221	55,871,666	41	55,871,707	2,377,065	12.926019	25.589883
TA JPMorgan Asset Allocation - Moderate Service Class	110,477.816	1,236,524	1,181,008	(1)	1,181,007	44,461	13.670755	26.659597
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	8,417,265.391	95,890,182	93,094,955	3	93,094,958	3,350,738	14.719684	30.326241
TA JPMorgan Asset Allocation - Moderate Growth Service Class	288,363.680	3,197,088	3,117,211	10	3,117,221	96,700	15.733649	32.822194
TA JPMorgan Enhanced Index Initial Class	1,760,341.329	41,821,187	50,292,952	(13)	50,292,939	867,438	24.519064	61.283314
TA JPMorgan Enhanced Index Service Class	3,361.772	79,394	95,340	3	95,343	1,396	26.211194	68.603677
TA JPMorgan International Moderate Growth Initial Class	198,945.891	1,951,994	1,816,376	20	1,816,396	133,847	12.018782	14.082915
TA JPMorgan International Moderate Growth Service Class	2,519.958	23,974	22,755	(1)	22,754	1,717	12.151185	13.446301
TA JPMorgan Tactical Allocation Initial Class	1,525,783.249	21,271,465	19,026,517	26	19,026,543	529,148	11.551459	44.044150
TA JPMorgan Tactical Allocation Service Class	16,832.431	248,580	225,555	9	225,564	12,609	11.828634	18.072421
TA Multi-Managed Balanced Initial Class	5,840,079.889	87,050,313	96,945,326	(26)	96,945,300	2,290,565	18.469028	44.184435
TA Multi-Managed Balanced Service Class	36,341.169	537,083	583,639	(1)	583,638	13,882	18.105298	43.602117
TA Small/Mid Cap Value Initial Class	3,059,676.889	58,254,294	60,642,796	(20)	60,642,776	1,104,446	15.433702	58.678015
TA Small/Mid Cap Value Service Class	70,484.863	1,289,668	1,334,278	(10)	1,334,268	23,683	16.497741	57.471282
TA T. Rowe Price Small Cap Initial Class	2,333,927.613	30,496,168	28,940,702	(29)	28,940,673	519,732	17.871320	63.377750
TA T. Rowe Price Small Cap Service Class	35,649.986	419,017	377,533	19	377,552	5,414	18.885229	72.858800
TA TSW Mid Cap Value Opportunities Initial Class	550,125.901	8,128,146	7,179,143	(23)	7,179,120	138,695	14.582089	57.922868
TA TSW Mid Cap Value Opportunities Service Class	8,449.324	130,067	106,377	17	106,394	1,961	15.575801	54.778032
TA WMC US Growth Initial Class	13,514,664.804	443,903,101	568,426,802	131	568,426,933	7,363,745	33.261649	79.283600

See accompanying notes.	9

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA WMC US Growth Service Class	76,176.611	$2,394,185	$3,015,070	$(7)	$3,015,063	37,333	$32.604503	$82.947169

See accompanying notes.	10

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

Fidelity® VIP Contrafund® Service Class 2	$24,802,917	$749,865	$25,552,782
Fidelity® VIP Equity-Income Service Class 2	6,007,468	168,983	6,176,451
Fidelity® VIP Growth Opportunities Service Class 2	3,934,231	84,681	4,018,912
Fidelity® VIP Index 500 Service Class 2	80,959	-	80,959
ProFund Access VP High Yield	1,583,998	46,151	1,630,149
ProFund VP Asia 30	320,568	49,857	370,425
ProFund VP Bull	6,673,229	633,046	7,306,275
ProFund VP Communication Services	542,153	53,310	595,463
ProFund VP Consumer Discretionary	2,742,190	301,996	3,044,186
ProFund VP Emerging Markets	7,359,642	235,485	7,595,127
ProFund VP Energy	1,961,848	117,826	2,079,674
ProFund VP Europe 30	402,169	118,681	520,850
ProFund VP Falling U.S. Dollar	20,732	3,318	24,050
ProFund VP Financials	1,941,828	319,669	2,261,497
ProFund VP Government Money Market	6,230,985	2,015,182	8,246,167
ProFund VP International	5,501,108	161,184	5,662,292
ProFund VP Japan	410,685	-	410,685
ProFund VP Materials	1,649,200	32,948	1,682,148
ProFund VP Mid-Cap	4,039,533	181,707	4,221,240
ProFund VP NASDAQ-100	14,263,680	503,663	14,767,343
ProFund VP Pharmaceuticals	1,283,983	139,165	1,423,148
ProFund VP Precious Metals	2,181,581	28,469	2,210,050
ProFund VP Short Emerging Markets	102,025	12,639	114,664
ProFund VP Short International	29,956	16,572	46,528
ProFund VP Short NASDAQ-100	222,675	4,715	227,390
ProFund VP Short Small-Cap	34,939	761	35,700
ProFund VP Small-Cap	2,298,416	104,575	2,402,991
ProFund VP Small-Cap Value	1,838,915	126,326	1,965,241
ProFund VP U.S. Government Plus	145,199	32,533	177,732
ProFund VP UltraSmall-Cap	1,851,315	17,268	1,868,583
ProFund VP Utilities	1,889,590	257,531	2,147,121
TA Aegon Bond Initial Class	13,013,870	1,183,069	14,196,939
TA Aegon Bond Service Class	89,445	-	89,445
TA Aegon Core Bond Initial Class	20,265,816	1,369,946	21,635,762
TA Aegon Core Bond Service Class	227,804	-	227,804
TA Aegon High Yield Bond Initial Class	3,851,770	291,030	4,142,800
TA Aegon High Yield Bond Service Class	44,894	-	44,894
TA Aegon Sustainable Equity Income Initial Class	45,091,119	1,853,202	46,944,321
TA Aegon Sustainable Equity Income Service Class	261,762	-	261,762
TA Aegon U.S. Government Securities Initial Class	3,999,662	467,858	4,467,520
TA Aegon U.S. Government Securities Service Class	53,897	-	53,897

See accompanying notes.	11

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA BlackRock Government Money Market Initial Class	$25,870,141	$4,478,484	$30,348,625
TA BlackRock Government Money Market Service Class	99,131	-	99,131
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	287,787	5,541	293,328
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	913,633	68,781	982,414
TA BlackRock iShares Edge 40 Initial Class	1,342,646	89,227	1,431,873
TA BlackRock iShares Edge 40 Service Class	17,819	-	17,819
TA BlackRock iShares Tactical - Balanced Service Class	1,347,360	49,344	1,396,704
TA BlackRock iShares Tactical - Conservative Service Class	955,746	110,636	1,066,382
TA BlackRock iShares Tactical - Growth Service Class	790,330	161,471	951,801
TA BlackRock Real Estate Securities Initial Class	11,421,721	623,049	12,044,770
TA BlackRock Real Estate Securities Service Class	334,920	-	334,920
TA BlackRock Tactical Allocation Service Class	3,239,889	720,138	3,960,027
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	3,341,814	159,314	3,501,128
TA Goldman Sachs Managed Risk - Growth ETF Service Class	3,527,574	49,247	3,576,821
TA International Focus Initial Class	21,630,071	1,348,681	22,978,752
TA International Focus Service Class	159,736	-	159,736
TA Janus Balanced Service Class	10,888,887	220,128	11,109,015
TA Janus Mid-Cap Growth Initial Class	100,444,973	1,294,010	101,738,983
TA Janus Mid-Cap Growth Service Class	565,403	-	565,403
TA JPMorgan Asset Allocation - Conservative Initial Class	20,609,199	3,474,875	24,084,074
TA JPMorgan Asset Allocation - Conservative Service Class	486,779	-	486,779
TA JPMorgan Asset Allocation - Growth Initial Class	62,844,804	2,810,293	65,655,097
TA JPMorgan Asset Allocation - Growth Service Class	2,834,628	-	2,834,628
TA JPMorgan Asset Allocation - Moderate Initial Class	50,855,600	5,016,107	55,871,707
TA JPMorgan Asset Allocation - Moderate Service Class	1,181,007	-	1,181,007
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	85,334,729	7,760,229	93,094,958
TA JPMorgan Asset Allocation - Moderate Growth Service Class	3,117,221	-	3,117,221
TA JPMorgan Enhanced Index Initial Class	45,334,402	4,958,537	50,292,939
TA JPMorgan Enhanced Index Service Class	95,343	-	95,343
TA JPMorgan International Moderate Growth Initial Class	1,681,987	134,409	1,816,396
TA JPMorgan International Moderate Growth Service Class	22,754	-	22,754
TA JPMorgan Tactical Allocation Initial Class	17,924,237	1,102,306	19,026,543
TA JPMorgan Tactical Allocation Service Class	220,085	5,479	225,564
TA Multi-Managed Balanced Initial Class	93,516,796	3,428,504	96,945,300
TA Multi-Managed Balanced Service Class	583,638	-	583,638
TA Small/Mid Cap Value Initial Class	57,294,986	3,347,790	60,642,776
TA Small/Mid Cap Value Service Class	1,334,268	-	1,334,268
TA T. Rowe Price Small Cap Initial Class	26,606,141	2,334,532	28,940,673
TA T. Rowe Price Small Cap Service Class	377,552	-	377,552
TA TSW Mid Cap Value Opportunities Initial Class	6,858,888	320,232	7,179,120
TA TSW Mid Cap Value Opportunities Service Class	106,394	-	106,394

See accompanying notes.	12

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA WMC US Growth Initial Class	$557,663,549	$10,763,384	$568,426,933
TA WMC US Growth Service Class	3,015,063	-	3,015,063

See accompanying notes.	13

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Index 500 Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$17,928,851	$6,040,292	$2,525,364	$54,547

Investment Income:
Reinvested Dividends	51,065	99,472	-	801
Investment Expense:
Mortality and Expense Risk and Administrative Charges	276,638	81,782	42,969	836

Net Investment Income (Loss)	(225,573)	17,690	(42,969)	(35)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	724,055	170,692	-	558
Realized Gain (Loss) on Investments	484,887	66,891	84,291	2,680

Net Realized Capital Gains (Losses) on Investments	1,208,942	237,583	84,291	3,238
Net Change in Unrealized Appreciation (Depreciation)	4,351,453	240,504	1,033,127	10,215

Net Gain (Loss) on Investment	5,560,395	478,087	1,117,418	13,453

Net Increase (Decrease) in Net Assets Resulting from Operations	5,334,822	495,777	1,074,449	13,418

Increase (Decrease) in Net Assets from Contract Transactions	(1,938,591)	(596,966)	(106,651)	2,215

Total Increase (Decrease) in Net Assets	3,396,231	(101,189)	967,798	15,633

Net Assets as of December 31, 2023:	$21,325,082	$5,939,103	$3,493,162	$70,180

Investment Income:
Reinvested Dividends	8,106	99,647	-	815
Investment Expense:
Mortality and Expense Risk and Administrative Charges	347,617	89,198	54,719	1,062

Net Investment Income (Loss)	(339,511)	10,449	(54,719)	(247)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,988,444	374,725	-	47
Realized Gain (Loss) on Investments	1,593,160	154,119	410,686	5,083

Net Realized Capital Gains (Losses) on Investments	4,581,604	528,844	410,686	5,130
Net Change in Unrealized Appreciation (Depreciation)	2,297,034	252,577	832,402	10,564

Net Gain (Loss) on Investment	6,878,638	781,421	1,243,088	15,694

Net Increase (Decrease) in Net Assets Resulting from Operations	6,539,127	791,870	1,188,369	15,447

Increase (Decrease) in Net Assets from Contract Transactions	(2,311,427)	(554,522)	(662,619)	(4,668)

Total Increase (Decrease) in Net Assets	4,227,700	237,348	525,750	10,779

Net Assets as of December 31, 2024:	$25,552,782	$6,176,451	$4,018,912	$80,959

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Bull	ProFund VP Communication Services
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,929,570	$532,055	$6,224,391	$419,616

Investment Income:
Reinvested Dividends	80,373	555	-	3,579
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,296	7,533	98,961	6,921

Net Investment Income (Loss)	59,077	(6,978)	(98,961)	(3,342)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	21,215	1,151,505	-
Realized Gain (Loss) on Investments	(97,857)	(223,357)	(4,040)	(15,048)

Net Realized Capital Gains (Losses) on Investments	(97,857)	(202,142)	1,147,465	(15,048)
Net Change in Unrealized Appreciation (Depreciation)	169,406	219,779	274,881	147,132

Net Gain (Loss) on Investment	71,549	17,637	1,422,346	132,084

Net Increase (Decrease) in Net Assets Resulting from Operations	130,626	10,659	1,323,385	128,742

Increase (Decrease) in Net Assets from Contract Transactions	(346,563)	(110,490)	(310,338)	273,610

Total Increase (Decrease) in Net Assets	(215,937)	(99,831)	1,013,047	402,352

Net Assets as of December 31, 2023:	$1,713,633	$432,224	$7,237,438	$821,968

Investment Income:
Reinvested Dividends	88,021	4,205	56,689	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,173	6,406	110,378	8,555

Net Investment Income (Loss)	64,848	(2,201)	(53,689)	(8,555)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	378,811	-
Realized Gain (Loss) on Investments	(9,458)	(71,948)	(278,473)	53,271

Net Realized Capital Gains (Losses) on Investments	(9,458)	(71,948)	100,338	53,271
Net Change in Unrealized Appreciation (Depreciation)	26,324	101,529	1,356,912	98,388

Net Gain (Loss) on Investment	16,866	29,581	1,457,250	151,659

Net Increase (Decrease) in Net Assets Resulting from Operations	81,714	27,380	1,403,561	143,104

Increase (Decrease) in Net Assets from Contract Transactions	(165,198)	(89,179)	(1,334,724)	(369,609)

Total Increase (Decrease) in Net Assets	(83,484)	(61,799)	68,837	(226,505)

Net Assets as of December 31, 2024:	$1,630,149	$370,425	$7,306,275	$595,463

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Consumer Discretionary	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$2,175,739	$6,679,947	$4,296,952	$482,242

Investment Income:
Reinvested Dividends	-	146,569	86,697	10,021
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,370	100,042	54,596	8,584

Net Investment Income (Loss)	(37,370)	46,527	32,101	1,437

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	124,204	-	-	-
Realized Gain (Loss) on Investments	(148,933)	36,338	483,804	3,861

Net Realized Capital Gains (Losses) on Investments	(24,729)	36,338	483,804	3,861
Net Change in Unrealized Appreciation (Depreciation)	698,928	820,187	(711,902)	65,901

Net Gain (Loss) on Investment	674,199	856,525	(228,098)	69,762

Net Increase (Decrease) in Net Assets Resulting from Operations	636,829	903,052	(195,997)	71,199

Increase (Decrease) in Net Assets from Contract Transactions	(180,902)	(278,784)	(1,117,649)	(60,754)

Total Increase (Decrease) in Net Assets	455,927	624,268	(1,313,646)	10,445

Net Assets as of December 31, 2023:	$2,631,666	$7,304,215	$2,983,306	$492,687

Investment Income:
Reinvested Dividends	-	119,574	46,157	12,425
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,915	108,973	33,623	9,351

Net Investment Income (Loss)	(40,915)	10,601	12,534	3,074

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	258,414	-	100,520	22,181
Realized Gain (Loss) on Investments	(21,832)	30,324	328,139	9,123

Net Realized Capital Gains (Losses) on Investments	236,582	30,324	428,659	31,304
Net Change in Unrealized Appreciation (Depreciation)	397,003	429,417	(385,987)	(17,017)

Net Gain (Loss) on Investment	633,585	459,741	42,672	14,287

Net Increase (Decrease) in Net Assets Resulting from Operations	592,670	470,342	55,206	17,361

Increase (Decrease) in Net Assets from Contract Transactions	(180,150)	(179,430)	(958,838)	10,802

Total Increase (Decrease) in Net Assets	412,520	290,912	(903,632)	28,163

Net Assets as of December 31, 2024:	$3,044,186	$7,595,127	$2,079,674	$520,850

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Falling U.S. Dollar	ProFund VP Financials	ProFund VP Government Money Market	ProFund VP International
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$21,067	$2,160,194	$7,852,944	$5,783,291

Investment Income:
Reinvested Dividends	-	8,581	328,855	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	637	27,737	128,865	85,826

Net Investment Income (Loss)	(637)	(19,156)	199,990	(85,826)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	77,615	-	-
Realized Gain (Loss) on Investments	(3,715)	8,898	-	(81,471)

Net Realized Capital Gains (Losses) on Investments	(3,715)	86,513	-	(81,471)
Net Change in Unrealized Appreciation (Depreciation)	3,748	145,171	-	926,875

Net Gain (Loss) on Investment	33	231,684	-	845,404

Net Increase (Decrease) in Net Assets Resulting from Operations	(604)	212,528	199,990	759,578

Increase (Decrease) in Net Assets from Contract Transactions	664	(375,757)	(98,212)	(530,495)

Total Increase (Decrease) in Net Assets	60	(163,229)	101,778	229,083

Net Assets as of December 31, 2023:	$21,127	$1,996,965	$7,954,722	$6,012,374

Investment Income:
Reinvested Dividends	1,311	5,671	340,377	212,900
Investment Expense:
Mortality and Expense Risk and Administrative Charges	306	31,149	129,730	86,727

Net Investment Income (Loss)	1,005	(25,478)	210,647	126,173

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	192,304	-	-
Realized Gain (Loss) on Investments	(227)	75,853	-	32,835

Net Realized Capital Gains (Losses) on Investments	(227)	268,157	-	32,835
Net Change in Unrealized Appreciation (Depreciation)	(2,340)	234,875	-	(179,937)

Net Gain (Loss) on Investment	(2,567)	503,032	-	(147,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,562)	477,554	210,647	(20,929)

Increase (Decrease) in Net Assets from Contract Transactions	4,485	(213,022)	80,798	(329,153)

Total Increase (Decrease) in Net Assets	2,923	264,532	291,445	(350,082)

Net Assets as of December 31, 2024:	$24,050	$2,261,497	$8,246,167	$5,662,292

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Japan	ProFund VP Materials	ProFund VP Mid-Cap	ProFund VP NASDAQ-100
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$350,609	$2,589,298	$3,983,851	$8,447,332

Investment Income:
Reinvested Dividends	-	11,475	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,267	36,267	55,880	158,970

Net Investment Income (Loss)	(5,267)	(24,792)	(55,880)	(158,970)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	55,567
Realized Gain (Loss) on Investments	30,411	154,101	(191,492)	(935,707)

Net Realized Capital Gains (Losses) on Investments	30,411	154,101	(191,492)	(880,140)
Net Change in Unrealized Appreciation (Depreciation)	72,110	92,676	698,154	5,303,080

Net Gain (Loss) on Investment	102,521	246,777	506,662	4,422,940

Net Increase (Decrease) in Net Assets Resulting from Operations	97,254	221,985	450,782	4,263,970

Increase (Decrease) in Net Assets from Contract Transactions	(109,612)	(914,275)	(369,783)	963,058

Total Increase (Decrease) in Net Assets	(12,358)	(692,290)	80,999	5,227,028

Net Assets as of December 31, 2023:	$338,251	$1,897,008	$4,064,850	$13,674,360

Investment Income:
Reinvested Dividends	13,802	7,943	116,733	58,722
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,200	28,465	60,841	212,089

Net Investment Income (Loss)	6,602	(20,522)	55,892	(153,367)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	70,454	1,421	-	1,732,522
Realized Gain (Loss) on Investments	25,494	43,454	(61,917)	(169,168)

Net Realized Capital Gains (Losses) on Investments	95,948	44,875	(61,917)	1,563,354
Net Change in Unrealized Appreciation (Depreciation)	(42,407)	(64,980)	386,822	1,354,697

Net Gain (Loss) on Investment	53,541	(20,105)	324,905	2,918,051

Net Increase (Decrease) in Net Assets Resulting from Operations	60,143	(40,627)	380,797	2,764,684

Increase (Decrease) in Net Assets from Contract Transactions	12,291	(174,233)	(224,407)	(1,671,701)

Total Increase (Decrease) in Net Assets	72,434	(214,860)	156,390	1,092,983

Net Assets as of December 31, 2024:	$410,685	$1,682,148	$4,221,240	$14,767,343

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Short Emerging Markets	ProFund VP Short International
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$2,228,661	$1,788,800	$40,918	$13,863

Investment Income:
Reinvested Dividends	9,490	-	244	2,633
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,061	30,610	1,275	732

Net Investment Income (Loss)	(19,571)	(30,610)	(1,031)	1,901

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,278	-	290	-
Realized Gain (Loss) on Investments	(5,575)	(27,998)	(12,283)	(5,727)

Net Realized Capital Gains (Losses) on Investments	29,703	(27,998)	(11,993)	(5,727)
Net Change in Unrealized Appreciation (Depreciation)	(178,239)	3,492	(6,452)	(1,550)

Net Gain (Loss) on Investment	(148,536)	(24,506)	(18,445)	(7,277)

Net Increase (Decrease) in Net Assets Resulting from Operations	(168,107)	(55,116)	(19,476)	(5,376)

Increase (Decrease) in Net Assets from Contract Transactions	(483,358)	305,073	95,498	20,286

Total Increase (Decrease) in Net Assets	(651,465)	249,957	76,022	14,910

Net Assets as of December 31, 2023:	$1,577,196	$2,038,757	$116,940	$28,773

Investment Income:
Reinvested Dividends	-	75,565	6,608	1,538
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,842	32,971	1,545	652

Net Investment Income (Loss)	(23,842)	42,594	5,063	886

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	154,993	-	-	-
Realized Gain (Loss) on Investments	(5,490)	11,737	(6,692)	(1,044)

Net Realized Capital Gains (Losses) on Investments	149,503	11,737	(6,692)	(1,044)
Net Change in Unrealized Appreciation (Depreciation)	(95,382)	62,825	(4,075)	796

Net Gain (Loss) on Investment	54,121	74,562	(10,767)	(248)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,279	117,156	(5,704)	638

Increase (Decrease) in Net Assets from Contract Transactions	(184,327)	54,137	3,428	17,117

Total Increase (Decrease) in Net Assets	(154,048)	171,293	(2,276)	17,755

Net Assets as of December 31, 2024:	$1,423,148	$2,210,050	$114,664	$46,528

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$453,463	$177,482	$2,174,853	$1,887,654

Investment Income:
Reinvested Dividends	-	641	-	356
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,301	2,338	31,662	27,087

Net Investment Income (Loss)	(4,301)	(1,697)	(31,662)	(26,731)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	450	12,847	-	88,496
Realized Gain (Loss) on Investments	(58,897)	(4,590)	(148,565)	(31,140)

Net Realized Capital Gains (Losses) on Investments	(58,447)	8,257	(148,565)	57,356
Net Change in Unrealized Appreciation (Depreciation)	(73,578)	(36,585)	446,771	166,453

Net Gain (Loss) on Investment	(132,025)	(28,328)	298,206	223,809

Net Increase (Decrease) in Net Assets Resulting from Operations	(136,326)	(30,025)	266,544	197,078

Increase (Decrease) in Net Assets from Contract Transactions	9,894	116,251	(133,748)	(50,533)

Total Increase (Decrease) in Net Assets	(126,432)	86,226	132,796	146,545

Net Assets as of December 31, 2023:	$327,031	$263,708	$2,307,649	$2,034,199

Investment Income:
Reinvested Dividends	20,885	11,115	31,670	6,825
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,256	1,793	34,940	28,001

Net Investment Income (Loss)	16,629	9,322	(3,270)	(21,176)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	11,084
Realized Gain (Loss) on Investments	(90,559)	(40,702)	(45,942)	(19,484)

Net Realized Capital Gains (Losses) on Investments	(90,559)	(40,702)	(45,942)	(8,400)
Net Change in Unrealized Appreciation (Depreciation)	13,176	27,009	232,930	99,477

Net Gain (Loss) on Investment	(77,383)	(13,693)	186,988	91,077

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,754)	(4,371)	183,718	69,901

Increase (Decrease) in Net Assets from Contract Transactions	(38,887)	(223,637)	(88,376)	(138,859)

Total Increase (Decrease) in Net Assets	(99,641)	(228,008)	95,342	(68,958)

Net Assets as of December 31, 2024:	$227,390	$35,700	$2,402,991	$1,965,241

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP U.S. Government Plus	ProFund VP UltraSmall-Cap	ProFund VP Utilities	TA Aegon Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$348,239	$1,692,708	$3,147,083	$16,755,415

Investment Income:
Reinvested Dividends	11,634	-	38,532	150,415
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,228	24,596	40,726	238,145

Net Investment Income (Loss)	7,406	(24,596)	(2,194)	(87,730)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(149,837)	(144,877)	(95,023)	(884,391)

Net Realized Capital Gains (Losses) on Investments	(149,837)	(144,877)	(95,023)	(884,391)
Net Change in Unrealized Appreciation (Depreciation)	135,095	560,161	(220,503)	1,742,090

Net Gain (Loss) on Investment	(14,742)	415,284	(315,526)	857,699

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,336)	390,688	(317,720)	769,969

Increase (Decrease) in Net Assets from Contract Transactions	(99,414)	121,852	(548,283)	(1,438,385)

Total Increase (Decrease) in Net Assets	(106,750)	512,540	(866,003)	(668,416)

Net Assets as of December 31, 2023:	$241,489	$2,205,248	$2,281,080	$16,086,999

Investment Income:
Reinvested Dividends	7,251	14,314	33,246	628,445
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,225	26,307	31,377	223,060

Net Investment Income (Loss)	4,026	(11,993)	1,869	405,385

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(120,371)	(359,139)	(110,975)	(665,725)

Net Realized Capital Gains (Losses) on Investments	(120,371)	(359,139)	(110,975)	(665,725)
Net Change in Unrealized Appreciation (Depreciation)	80,227	506,788	440,902	371,475

Net Gain (Loss) on Investment	(40,144)	147,649	329,927	(294,250)

Net Increase (Decrease) in Net Assets Resulting from Operations	(36,118)	135,656	331,796	111,135

Increase (Decrease) in Net Assets from Contract Transactions	(27,639)	(472,321)	(465,755)	(2,001,195)

Total Increase (Decrease) in Net Assets	(63,757)	(336,665)	(133,959)	(1,890,060)

Net Assets as of December 31, 2024:	$177,732	$1,868,583	$2,147,121	$14,196,939

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon Bond Service Class	TA Aegon Core Bond Initial Class	TA Aegon Core Bond Service Class	TA Aegon High Yield Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$88,029	$23,640,917	$276,321	$4,303,167

Investment Income:
Reinvested Dividends	564	632,459	6,303	206,127
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,255	330,836	4,122	66,162

Net Investment Income (Loss)	(691)	301,623	2,181	139,965

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(1,281)	(791,718)	(2,541)	(283,108)

Net Realized Capital Gains (Losses) on Investments	(1,281)	(791,718)	(2,541)	(283,108)
Net Change in Unrealized Appreciation (Depreciation)	6,021	1,501,217	11,908	554,962

Net Gain (Loss) on Investment	4,740	709,499	9,367	271,854

Net Increase (Decrease) in Net Assets Resulting from Operations	4,049	1,011,122	11,548	411,819

Increase (Decrease) in Net Assets from Contract Transactions	(1,383)	(1,500,662)	(4,533)	(285,520)

Total Increase (Decrease) in Net Assets	2,666	(489,540)	7,015	126,299

Net Assets as of December 31, 2023:	$90,695	$23,151,377	$283,336	$4,429,466

Investment Income:
Reinvested Dividends	3,585	1,234,613	11,425	211,764
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,279	321,435	3,828	62,390

Net Investment Income (Loss)	2,306	913,178	7,597	149,374

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(522)	(546,075)	(10,102)	(21,503)

Net Realized Capital Gains (Losses) on Investments	(522)	(546,075)	(10,102)	(21,503)
Net Change in Unrealized Appreciation (Depreciation)	(1,383)	(380,006)	1,094	111,220

Net Gain (Loss) on Investment	(1,905)	(926,081)	(9,008)	89,717

Net Increase (Decrease) in Net Assets Resulting from Operations	401	(12,903)	(1,411)	239,091

Increase (Decrease) in Net Assets from Contract Transactions	(1,651)	(1,502,712)	(54,121)	(525,757)

Total Increase (Decrease) in Net Assets	(1,250)	(1,515,615)	(55,532)	(286,666)

Net Assets as of December 31, 2024:	$89,445	$21,635,762	$227,804	$4,142,800

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Initial Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$52,708	$45,744,202	$396,509	$5,018,838

Investment Income:
Reinvested Dividends	2,291	969,580	7,439	84,093
Investment Expense:
Mortality and Expense Risk and Administrative Charges	754	614,256	4,953	71,193

Net Investment Income (Loss)	1,537	355,324	2,486	12,900

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(142)	(1,314,036)	(1,066)	(184,262)

Net Realized Capital Gains (Losses) on Investments	(142)	(1,314,036)	(1,066)	(184,262)
Net Change in Unrealized Appreciation (Depreciation)	3,514	2,979,184	16,513	286,108

Net Gain (Loss) on Investment	3,372	1,665,148	15,447	101,846

Net Increase (Decrease) in Net Assets Resulting from Operations	4,909	2,020,472	17,933	114,746

Increase (Decrease) in Net Assets from Contract Transactions	(242)	(3,236,380)	(5,558)	(423,119)

Total Increase (Decrease) in Net Assets	4,667	(1,215,908)	12,375	(308,373)

Net Assets as of December 31, 2023:	$57,375	$44,528,294	$408,884	$4,710,465

Investment Income:
Reinvested Dividends	2,073	978,842	6,914	173,014
Investment Expense:
Mortality and Expense Risk and Administrative Charges	644	667,658	4,973	70,650

Net Investment Income (Loss)	1,429	311,184	1,941	102,364

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(862)	(322,569)	1,981	(167,060)

Net Realized Capital Gains (Losses) on Investments	(862)	(322,569)	1,981	(167,060)
Net Change in Unrealized Appreciation (Depreciation)	1,848	6,656,694	58,972	13,323

Net Gain (Loss) on Investment	986	6,334,125	60,953	(153,737)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,415	6,645,309	62,894	(51,373)

Increase (Decrease) in Net Assets from Contract Transactions	(14,896)	(4,229,282)	(210,016)	(191,572)

Total Increase (Decrease) in Net Assets	(12,481)	2,416,027	(147,122)	(242,945)

Net Assets as of December 31, 2024:	$44,894	$46,944,321	$261,762	$4,467,520

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon U.S. Government Securities Service Class	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$86,025	$33,587,669	$410,598	$494,771

Investment Income:
Reinvested Dividends	1,260	1,486,925	11,223	5,847
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,089	451,060	3,396	5,850

Net Investment Income (Loss)	171	1,035,865	7,827	(3)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(476)	-	-	(51,030)

Net Realized Capital Gains (Losses) on Investments	(476)	-	-	(51,030)
Net Change in Unrealized Appreciation (Depreciation)	2,354	-	-	79,599

Net Gain (Loss) on Investment	1,878	-	-	28,569

Net Increase (Decrease) in Net Assets Resulting from Operations	2,049	1,035,865	7,827	28,566

Increase (Decrease) in Net Assets from Contract Transactions	(88)	(5,884,020)	(235,552)	(202,232)

Total Increase (Decrease) in Net Assets	1,961	(4,848,155)	(227,725)	(173,666)

Net Assets as of December 31, 2023:	$87,986	$28,739,514	$182,873	$321,105

Investment Income:
Reinvested Dividends	2,122	1,439,850	6,402	6,641
Investment Expense:
Mortality and Expense Risk and Administrative Charges	873	437,440	1,849	4,324

Net Investment Income (Loss)	1,249	1,002,410	4,553	2,317

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(13,622)	-	-	(6,058)

Net Realized Capital Gains (Losses) on Investments	(13,622)	-	-	(6,058)
Net Change in Unrealized Appreciation (Depreciation)	11,461	-	-	18,546

Net Gain (Loss) on Investment	(2,161)	-	-	12,488

Net Increase (Decrease) in Net Assets Resulting from Operations	(912)	1,002,410	4,553	14,805

Increase (Decrease) in Net Assets from Contract Transactions	(33,177)	606,701	(88,295)	(42,582)

Total Increase (Decrease) in Net Assets	(34,089)	1,609,111	(83,742)	(27,777)

Net Assets as of December 31, 2024:	$53,897	$30,348,625	$99,131	$293,328

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class	TA BlackRock iShares Tactical - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$940,836	$1,444,563	$17,551	$765,354

Investment Income:
Reinvested Dividends	12,959	34,050	364	7,824
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,545	21,417	230	10,108

Net Investment Income (Loss)	(586)	12,633	134	(2,284)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	23,158	284	-
Realized Gain (Loss) on Investments	(33,297)	(50,717)	120	(38,398)

Net Realized Capital Gains (Losses) on Investments	(33,297)	(27,559)	404	(38,398)
Net Change in Unrealized Appreciation (Depreciation)	173,793	126,437	804	111,305

Net Gain (Loss) on Investment	140,496	98,878	1,208	72,907

Net Increase (Decrease) in Net Assets Resulting from Operations	139,910	111,511	1,342	70,623

Increase (Decrease) in Net Assets from Contract Transactions	(121,473)	(76,390)	(452)	5,011

Total Increase (Decrease) in Net Assets	18,437	35,121	890	75,634

Net Assets as of December 31, 2023:	$959,273	$1,479,684	$18,441	$840,988

Investment Income:
Reinvested Dividends	15,216	39,473	456	30,587
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,011	22,080	235	14,392

Net Investment Income (Loss)	1,205	17,393	221	16,195

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	22,017	282	-
Realized Gain (Loss) on Investments	(7,583)	(6,010)	198	(31,401)

Net Realized Capital Gains (Losses) on Investments	(7,583)	16,007	480	(31,401)
Net Change in Unrealized Appreciation (Depreciation)	104,205	32,746	219	73,808

Net Gain (Loss) on Investment	96,622	48,753	699	42,407

Net Increase (Decrease) in Net Assets Resulting from Operations	97,827	66,146	920	58,602

Increase (Decrease) in Net Assets from Contract Transactions	(74,686)	(113,957)	(1,542)	497,114

Total Increase (Decrease) in Net Assets	23,141	(47,811)	(622)	555,716

Net Assets as of December 31, 2024:	$982,414	$1,431,873	$17,819	$1,396,704

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Tactical - Conservative Service Class	TA BlackRock iShares Tactical - Growth Service Class	TA BlackRock Real Estate Securities Initial Class	TA BlackRock Real Estate Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,341,841	$919,978	$13,781,102	$323,249

Investment Income:
Reinvested Dividends	15,622	8,314	771,607	17,394
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,712	14,276	188,912	4,512

Net Investment Income (Loss)	(2,090)	(5,962)	582,695	12,882

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(130,934)	(35,661)	(930,479)	(2,498)

Net Realized Capital Gains (Losses) on Investments	(130,934)	(35,661)	(930,479)	(2,498)
Net Change in Unrealized Appreciation (Depreciation)	199,026	143,500	1,766,224	26,924

Net Gain (Loss) on Investment	68,092	107,839	835,745	24,426

Net Increase (Decrease) in Net Assets Resulting from Operations	66,002	101,877	1,418,440	37,308

Increase (Decrease) in Net Assets from Contract Transactions	(256,212)	(113,232)	(1,858,887)	(4,485)

Total Increase (Decrease) in Net Assets	(190,210)	(11,355)	(440,447)	32,823

Net Assets as of December 31, 2023:	$1,151,631	$908,623	$13,340,655	$356,072

Investment Income:
Reinvested Dividends	40,227	32,989	273,709	6,033
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,172	14,415	183,715	4,735

Net Investment Income (Loss)	24,055	18,574	89,994	1,298

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(43,068)	(7,277)	(486,202)	(5,054)

Net Realized Capital Gains (Losses) on Investments	(43,068)	(7,277)	(486,202)	(5,054)
Net Change in Unrealized Appreciation (Depreciation)	70,706	75,358	381,580	1,884

Net Gain (Loss) on Investment	27,638	68,081	(104,622)	(3,170)

Net Increase (Decrease) in Net Assets Resulting from Operations	51,693	86,655	(14,628)	(1,872)

Increase (Decrease) in Net Assets from Contract Transactions	(136,942)	(43,477)	(1,281,257)	(19,280)

Total Increase (Decrease) in Net Assets	(85,249)	43,178	(1,295,885)	(21,152)

Net Assets as of December 31, 2024:	$1,066,382	$951,801	$12,044,770	$334,920

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock Tactical Allocation Service Class	TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA International Focus Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$3,447,225	$3,563,063	$3,431,151	$24,252,930

Investment Income:
Reinvested Dividends	85,528	54,362	50,718	491,962
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,467	51,663	50,241	355,478

Net Investment Income (Loss)	35,061	2,699	477	136,484

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	126,865	251,195	92,814	-
Realized Gain (Loss) on Investments	(71,143)	(102,177)	(23,914)	(21,843)

Net Realized Capital Gains (Losses) on Investments	55,722	149,018	68,900	(21,843)
Net Change in Unrealized Appreciation (Depreciation)	340,881	226,808	455,555	2,462,096

Net Gain (Loss) on Investment	396,603	375,826	524,455	2,440,253

Net Increase (Decrease) in Net Assets Resulting from Operations	431,664	378,525	524,932	2,576,737

Increase (Decrease) in Net Assets from Contract Transactions	(313,681)	(247,367)	(206,859)	(1,562,070)

Total Increase (Decrease) in Net Assets	117,983	131,158	318,073	1,014,667

Net Assets as of December 31, 2023:	$3,565,208	$3,694,221	$3,749,224	$25,267,597

Investment Income:
Reinvested Dividends	60,866	78,553	73,167	585,742
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,386	53,645	56,672	366,078

Net Investment Income (Loss)	1,480	24,908	16,495	219,664

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	41,920	49,201	806,609
Realized Gain (Loss) on Investments	(76,899)	26,406	81,670	121,995

Net Realized Capital Gains (Losses) on Investments	(76,899)	68,326	130,871	928,604
Net Change in Unrealized Appreciation (Depreciation)	465,163	170,992	293,482	(1,666,116)

Net Gain (Loss) on Investment	388,264	239,318	424,353	(737,512)

Net Increase (Decrease) in Net Assets Resulting from Operations	389,744	264,226	440,848	(517,848)

Increase (Decrease) in Net Assets from Contract Transactions	5,075	(457,319)	(613,251)	(1,770,997)

Total Increase (Decrease) in Net Assets	394,819	(193,093)	(172,403)	(2,288,845)

Net Assets as of December 31, 2024:	$3,960,027	$3,501,128	$3,576,821	$22,978,752

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA International Focus Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$161,999	$6,940,326	$94,218,556	$560,934

Investment Income:
Reinvested Dividends	2,965	91,412	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,177	106,202	1,306,928	8,138

Net Investment Income (Loss)	788	(14,790)	(1,306,928)	(8,138)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	235,309	16,969,922	113,463
Realized Gain (Loss) on Investments	(648)	(54,778)	23,445	(1,469)

Net Realized Capital Gains (Losses) on Investments	(648)	180,531	16,993,367	111,994
Net Change in Unrealized Appreciation (Depreciation)	16,983	807,195	(1,636,903)	(19,243)

Net Gain (Loss) on Investment	16,335	987,726	15,356,464	92,751

Net Increase (Decrease) in Net Assets Resulting from Operations	17,123	972,936	14,049,536	84,613

Increase (Decrease) in Net Assets from Contract Transactions	(4,396)	664,737	(7,409,130)	(4,583)

Total Increase (Decrease) in Net Assets	12,727	1,637,673	6,640,406	80,030

Net Assets as of December 31, 2023:	$174,726	$8,577,999	$100,858,962	$640,964

Investment Income:
Reinvested Dividends	3,608	186,427	134,106	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,279	138,996	1,390,300	8,053

Net Investment Income (Loss)	1,329	47,431	(1,256,194)	(8,053)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,558	253,822	5,997,155	36,447
Realized Gain (Loss) on Investments	1,546	51,742	1,749,532	8,014

Net Realized Capital Gains (Losses) on Investments	7,104	305,564	7,746,687	44,461
Net Change in Unrealized Appreciation (Depreciation)	(12,018)	871,837	5,921,649	34,145

Net Gain (Loss) on Investment	(4,914)	1,177,401	13,668,336	78,606

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,585)	1,224,832	12,412,142	70,553

Increase (Decrease) in Net Assets from Contract Transactions	(11,405)	1,306,184	(11,532,121)	(146,114)

Total Increase (Decrease) in Net Assets	(14,990)	2,531,016	880,021	(75,561)

Net Assets as of December 31, 2024:	$159,736	$11,109,015	$101,738,983	$565,403

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class	TA JPMorgan Asset Allocation - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$25,611,709	$628,870	$59,896,975	$2,245,310

Investment Income:
Reinvested Dividends	558,037	11,429	1,039,526	35,341
Investment Expense:
Mortality and Expense Risk and Administrative Charges	371,924	7,987	869,117	32,028

Net Investment Income (Loss)	186,113	3,442	170,409	3,313

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	847,251	34,045
Realized Gain (Loss) on Investments	(1,133,492)	(25,825)	(480,371)	17,269

Net Realized Capital Gains (Losses) on Investments	(1,133,492)	(25,825)	366,880	51,314
Net Change in Unrealized Appreciation (Depreciation)	2,248,957	52,312	9,868,784	349,329

Net Gain (Loss) on Investment	1,115,465	26,487	10,235,664	400,643

Net Increase (Decrease) in Net Assets Resulting from Operations	1,301,578	29,929	10,406,073	403,956

Increase (Decrease) in Net Assets from Contract Transactions	(1,969,645)	(88,193)	(5,436,662)	(89,104)

Total Increase (Decrease) in Net Assets	(668,067)	(58,264)	4,969,411	314,852

Net Assets as of December 31, 2023:	$24,943,642	$570,606	$64,866,386	$2,560,162

Investment Income:
Reinvested Dividends	497,328	10,427	891,552	31,253
Investment Expense:
Mortality and Expense Risk and Administrative Charges	383,995	7,734	975,904	37,313

Net Investment Income (Loss)	113,333	2,693	(84,352)	(6,060)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,243,345	52,121
Realized Gain (Loss) on Investments	(836,021)	(19,400)	(433,730)	24,023

Net Realized Capital Gains (Losses) on Investments	(836,021)	(19,400)	809,615	76,144
Net Change in Unrealized Appreciation (Depreciation)	1,700,123	41,764	8,428,071	292,694

Net Gain (Loss) on Investment	864,102	22,364	9,237,686	368,838

Net Increase (Decrease) in Net Assets Resulting from Operations	977,435	25,057	9,153,334	362,778

Increase (Decrease) in Net Assets from Contract Transactions	(1,837,003)	(108,884)	(8,364,623)	(88,312)

Total Increase (Decrease) in Net Assets	(859,568)	(83,827)	788,711	274,466

Net Assets as of December 31, 2024:	$24,084,074	$486,779	$65,655,097	$2,834,628

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Service Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$61,555,853	$1,307,299	$95,027,685	$2,995,343

Investment Income:
Reinvested Dividends	1,222,345	24,654	1,845,128	50,974
Investment Expense:
Mortality and Expense Risk and Administrative Charges	861,619	16,654	1,371,403	39,422

Net Investment Income (Loss)	360,726	8,000	473,725	11,552

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	441,419	10,302	4,083,344	131,839
Realized Gain (Loss) on Investments	(1,772,340)	732	(4,255,192)	(47,351)

Net Realized Capital Gains (Losses) on Investments	(1,330,921)	11,034	(171,848)	84,488
Net Change in Unrealized Appreciation (Depreciation)	5,226,990	78,855	9,080,734	197,272

Net Gain (Loss) on Investment	3,896,069	89,889	8,908,886	281,760

Net Increase (Decrease) in Net Assets Resulting from Operations	4,256,795	97,889	9,382,611	293,312

Increase (Decrease) in Net Assets from Contract Transactions	(6,962,114)	(9,146)	(9,926,743)	(317,440)

Total Increase (Decrease) in Net Assets	(2,705,319)	88,743	(544,132)	(24,128)

Net Assets as of December 31, 2023:	$58,850,534	$1,396,042	$94,483,553	$2,971,215

Investment Income:
Reinvested Dividends	917,580	18,882	1,148,657	30,385
Investment Expense:
Mortality and Expense Risk and Administrative Charges	867,160	17,588	1,414,983	41,083

Net Investment Income (Loss)	50,420	1,294	(266,326)	(10,698)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(694,192)	17,915	(2,462,199)	(1,520)

Net Realized Capital Gains (Losses) on Investments	(694,192)	17,915	(2,462,199)	(1,520)
Net Change in Unrealized Appreciation (Depreciation)	4,315,177	71,486	11,331,109	281,689

Net Gain (Loss) on Investment	3,620,985	89,401	8,868,910	280,169

Net Increase (Decrease) in Net Assets Resulting from Operations	3,671,405	90,695	8,602,584	269,471

Increase (Decrease) in Net Assets from Contract Transactions	(6,650,232)	(305,730)	(9,991,179)	(123,465)

Total Increase (Decrease) in Net Assets	(2,978,827)	(215,035)	(1,388,595)	146,006

Net Assets as of December 31, 2024:	$55,871,707	$1,181,007	$93,094,958	$3,117,221

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan International Moderate Growth Initial Class	TA JPMorgan International Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$34,387,107	$68,562	$1,809,935	$20,510

Investment Income:
Reinvested Dividends	323,798	456	28,206	292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	589,344	974	25,934	283

Net Investment Income (Loss)	(265,546)	(518)	2,272	9

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,862,760	3,676	-	-
Realized Gain (Loss) on Investments	136,541	577	(51,199)	(126)

Net Realized Capital Gains (Losses) on Investments	1,999,301	4,253	(51,199)	(126)
Net Change in Unrealized Appreciation (Depreciation)	7,305,989	13,947	172,773	1,661

Net Gain (Loss) on Investment	9,305,290	18,200	121,574	1,535

Net Increase (Decrease) in Net Assets Resulting from Operations	9,039,744	17,682	123,846	1,544

Increase (Decrease) in Net Assets from Contract Transactions	77,476	(1,599)	(237,013)	773

Total Increase (Decrease) in Net Assets	9,117,220	16,083	(113,167)	2,317

Net Assets as of December 31, 2023:	$43,504,327	$84,645	$1,696,768	$22,827

Investment Income:
Reinvested Dividends	319,948	441	45,161	497
Investment Expense:
Mortality and Expense Risk and Administrative Charges	726,868	1,170	27,028	309

Net Investment Income (Loss)	(406,920)	(729)	18,133	188

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,576,859	3,048	-	-
Realized Gain (Loss) on Investments	1,107,456	2,066	(6,335)	(60)

Net Realized Capital Gains (Losses) on Investments	2,684,315	5,114	(6,335)	(60)
Net Change in Unrealized Appreciation (Depreciation)	7,224,424	13,861	4,045	(7)

Net Gain (Loss) on Investment	9,908,739	18,975	(2,290)	(67)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,501,819	18,246	15,843	121

Increase (Decrease) in Net Assets from Contract Transactions	(2,713,207)	(7,548)	103,785	(194)

Total Increase (Decrease) in Net Assets	6,788,612	10,698	119,628	(73)

Net Assets as of December 31, 2024:	$50,292,939	$95,343	$1,816,396	$22,754

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Tactical Allocation Initial Class	TA JPMorgan Tactical Allocation Service Class	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$20,956,401	$248,327	$88,702,148	$522,081

Investment Income:
Reinvested Dividends	389,703	3,934	1,457,104	7,032
Investment Expense:
Mortality and Expense Risk and Administrative Charges	282,872	3,274	1,260,548	7,465

Net Investment Income (Loss)	106,831	660	196,556	(433)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,079,606	17,987
Realized Gain (Loss) on Investments	(422,829)	(2,072)	942,905	5,564

Net Realized Capital Gains (Losses) on Investments	(422,829)	(2,072)	4,022,511	23,551
Net Change in Unrealized Appreciation (Depreciation)	1,747,843	19,312	10,280,002	60,412

Net Gain (Loss) on Investment	1,325,014	17,240	14,302,513	83,963

Net Increase (Decrease) in Net Assets Resulting from Operations	1,431,845	17,900	14,499,069	83,530

Increase (Decrease) in Net Assets from Contract Transactions	(2,134,085)	1,172	(7,506,290)	(60,483)

Total Increase (Decrease) in Net Assets	(702,240)	19,072	6,992,779	23,047

Net Assets as of December 31, 2023:	$20,254,161	$267,399	$95,694,927	$545,128

Investment Income:
Reinvested Dividends	550,133	5,525	1,883,075	10,210
Investment Expense:
Mortality and Expense Risk and Administrative Charges	278,200	3,115	1,357,522	8,175

Net Investment Income (Loss)	271,933	2,410	525,553	2,035

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,104,314	25,606
Realized Gain (Loss) on Investments	(223,447)	(783)	2,331,205	8,233

Net Realized Capital Gains (Losses) on Investments	(223,447)	(783)	6,435,519	33,839
Net Change in Unrealized Appreciation (Depreciation)	507,609	4,862	5,358,680	34,587

Net Gain (Loss) on Investment	284,162	4,079	11,794,199	68,426

Net Increase (Decrease) in Net Assets Resulting from Operations	556,095	6,489	12,319,752	70,461

Increase (Decrease) in Net Assets from Contract Transactions	(1,783,713)	(48,324)	(11,069,379)	(31,951)

Total Increase (Decrease) in Net Assets	(1,227,618)	(41,835)	1,250,373	38,510

Net Assets as of December 31, 2024:	$19,026,543	$225,564	$96,945,300	$583,638

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Small/Mid Cap Value Initial Class	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$63,014,737	$1,305,925	$26,707,252	$317,954

Investment Income:
Reinvested Dividends	647,854	10,787	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	878,220	17,664	390,244	4,945

Net Investment Income (Loss)	(230,366)	(6,877)	(390,244)	(4,945)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,958,875	131,891	1,062,902	16,214
Realized Gain (Loss) on Investments	(265,186)	(14,516)	(2,266,896)	(7,037)

Net Realized Capital Gains (Losses) on Investments	5,693,689	117,375	(1,203,994)	9,177
Net Change in Unrealized Appreciation (Depreciation)	913,593	26,135	6,456,335	55,900

Net Gain (Loss) on Investment	6,607,282	143,510	5,252,341	65,077

Net Increase (Decrease) in Net Assets Resulting from Operations	6,376,916	136,633	4,862,097	60,132

Increase (Decrease) in Net Assets from Contract Transactions	(5,827,214)	(44,794)	(3,291,874)	(2,617)

Total Increase (Decrease) in Net Assets	549,702	91,839	1,570,223	57,515

Net Assets as of December 31, 2023:	$63,564,439	$1,397,764	$28,277,475	$375,469

Investment Income:
Reinvested Dividends	585,933	9,904	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	897,103	18,219	428,544	5,447

Net Investment Income (Loss)	(311,170)	(8,315)	(428,544)	(5,447)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,960,824	43,467	1,040,058	15,461
Realized Gain (Loss) on Investments	(141,168)	(9,291)	(1,323,700)	(14,347)

Net Realized Capital Gains (Losses) on Investments	1,819,656	34,176	(283,642)	1,114
Net Change in Unrealized Appreciation (Depreciation)	2,953,685	66,273	3,732,025	42,291

Net Gain (Loss) on Investment	4,773,341	100,449	3,448,383	43,405

Net Increase (Decrease) in Net Assets Resulting from Operations	4,462,171	92,134	3,019,839	37,958

Increase (Decrease) in Net Assets from Contract Transactions	(7,383,834)	(155,630)	(2,356,641)	(35,875)

Total Increase (Decrease) in Net Assets	(2,921,663)	(63,496)	663,198	2,083

Net Assets as of December 31, 2024:	$60,642,776	$1,334,268	$28,940,673	$377,552

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA TSW Mid Cap Value Opportunities Initial Class	TA TSW Mid Cap Value Opportunities Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$7,510,472	$93,169	$352,306,618	$1,689,854

Investment Income:
Reinvested Dividends	107,672	1,185	181,164	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	101,842	1,204	5,822,240	29,307

Net Investment Income (Loss)	5,830	(19)	(5,641,076)	(29,307)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	660,608	8,935	12,758,696	66,787
Realized Gain (Loss) on Investments	(131,970)	(402)	11,463,489	24,914

Net Realized Capital Gains (Losses) on Investments	528,638	8,533	24,222,185	91,701
Net Change in Unrealized Appreciation (Depreciation)	100,274	14	126,209,867	649,018

Net Gain (Loss) on Investment	628,912	8,547	150,432,052	740,719

Net Increase (Decrease) in Net Assets Resulting from Operations	634,742	8,528	144,790,976	711,412

Increase (Decrease) in Net Assets from Contract Transactions	(641,517)	(55)	5,173,270	128,859

Total Increase (Decrease) in Net Assets	(6,775)	8,473	149,964,246	840,271

Net Assets as of December 31, 2023:	$7,503,697	$101,642	$502,270,864	$2,530,125

Investment Income:
Reinvested Dividends	105,595	1,320	60,275	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	105,051	1,374	7,387,562	38,825

Net Investment Income (Loss)	544	(54)	(7,327,287)	(38,825)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,177,046	17,701	49,087,322	273,804
Realized Gain (Loss) on Investments	(137,318)	(1,611)	31,689,983	87,995

Net Realized Capital Gains (Losses) on Investments	1,039,728	16,090	80,777,305	361,799
Net Change in Unrealized Appreciation (Depreciation)	(539,397)	(9,192)	56,763,378	342,492

Net Gain (Loss) on Investment	500,331	6,898	137,540,683	704,291

Net Increase (Decrease) in Net Assets Resulting from Operations	500,875	6,844	130,213,396	665,466

Increase (Decrease) in Net Assets from Contract Transactions	(825,452)	(2,092)	(64,057,327)	(180,528)

Total Increase (Decrease) in Net Assets	(324,577)	4,752	66,156,069	484,938

Net Assets as of December 31, 2024:	$7,179,120	$106,394	$568,426,933	$3,015,063

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization

WRL Series Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Attainer®, WRL Freedon Premier®, WRL Freedom Conqueror®, WRL Freedom Wealth Creator®, WRL Freedom Access®, WRL Freedom Enhancer®, WRL Freedom Bellwether®, and WRL Freedom Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Bull	ProFund VP Bull
ProFund VP Communication Services	ProFund VP Communication Services
ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Energy	ProFund VP Energy
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Materials	ProFund VP Materials
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock Smart Beta 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock Smart Beta 40 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW Mid Cap Value Opportunities Initial Class	Transamerica TSW Mid Cap Value Opportunities VP Initial Class
TA TSW Mid Cap Value Opportunities Service Class	Transamerica TSW Mid Cap Value Opportunities VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly
TA BlackRock iShares Tactical - Balanced Service Class	TA PIMCO Tactical - Balanced Service Class
TA BlackRock iShares Tactical - Conservative Service Class	TA PIMCO Tactical - Conservative Service Class
TA BlackRock iShares Tactical - Growth Service Class	TA PIMCO Tactical - Growth Service Class
TA TSW Mid Cap Value Opportunities Initial Class	TA JPMorgan Mid Cap Value Initial Class
TA TSW Mid Cap Value Opportunities Service Class	TA JPMorgan Mid Cap Value Service Class

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

Fidelity® VIP Contrafund® Service Class 2	$3,483,329	$3,145,740

Fidelity® VIP Equity-Income Service Class 2	603,248	772,603

Fidelity® VIP Growth Opportunities Service Class 2	1,963	719,302

Fidelity® VIP Index 500 Service Class 2	3,801	8,659

ProFund Access VP High Yield	266,077	366,428

ProFund VP Asia 30	184,854	276,241

ProFund VP Bull	1,144,616	2,154,214

ProFund VP Communication Services	132,902	511,068

ProFund VP Consumer Discretionary	420,432	383,083

ProFund VP Emerging Markets	580,160	748,992

ProFund VP Energy	565,340	1,411,128

ProFund VP Europe 30	283,413	247,354

ProFund VP Falling U.S. Dollar	8,288	2,796

ProFund VP Financials	394,942	441,126

ProFund VP Government Money Market	3,331,052	3,039,695

ProFund VP International	399,341	602,314

ProFund VP Japan	370,743	281,390

ProFund VP Materials	122,724	316,056

ProFund VP Mid-Cap	424,538	593,051

ProFund VP NASDAQ-100	4,206,222	4,298,776

ProFund VP Pharmaceuticals	175,015	228,188

ProFund VP Precious Metals	361,293	264,562

ProFund VP Short Emerging Markets	139,975	131,482

ProFund VP Short International	42,773	24,768

ProFund VP Short NASDAQ-100	243,701	265,961

ProFund VP Short Small-Cap	75,839	290,156

ProFund VP Small-Cap	264,418	355,973

ProFund VP Small-Cap Value	187,410	336,355

ProFund VP U.S. Government Plus	71,082	94,689

ProFund VP UltraSmall-Cap	76,593	560,907

ProFund VP Utilities	346,974	810,861

TA Aegon Bond Initial Class	1,287,194	2,883,002

TA Aegon Bond Service Class	3,651	2,996

TA Aegon Core Bond Initial Class	2,642,756	3,232,290

TA Aegon Core Bond Service Class	12,544	59,069

TA Aegon High Yield Bond Initial Class	481,325	857,709

TA Aegon High Yield Bond Service Class	2,073	15,540

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA Aegon Sustainable Equity Income Initial Class	$1,841,219	$5,759,316

TA Aegon Sustainable Equity Income Service Class	7,428	215,505

TA Aegon U.S. Government Securities Initial Class	526,673	615,884

TA Aegon U.S. Government Securities Service Class	2,122	34,050

TA BlackRock Government Money Market Initial Class	13,419,591	11,810,289

TA BlackRock Government Money Market Service Class	6,851	90,588

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	8,411	48,675

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	60,715	134,197

TA BlackRock iShares Edge 40 Initial Class	861,981	936,527

TA BlackRock iShares Edge 40 Service Class	738	1,777

TA BlackRock iShares Tactical - Balanced Service Class	662,675	149,366

TA BlackRock iShares Tactical - Conservative Service Class	61,197	174,077

TA BlackRock iShares Tactical - Growth Service Class	62,241	87,146

TA BlackRock Real Estate Securities Initial Class	676,292	1,867,554

TA BlackRock Real Estate Securities Service Class	11,629	29,612

TA BlackRock Tactical Allocation Service Class	865,262	858,707

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	305,368	695,861

TA Goldman Sachs Managed Risk - Growth ETF Service Class	283,136	830,689

TA International Focus Initial Class	2,157,828	2,902,554

TA International Focus Service Class	12,908	17,426

TA Janus Balanced Service Class	2,890,207	1,282,774

TA Janus Mid-Cap Growth Initial Class	7,200,934	13,992,089

TA Janus Mid-Cap Growth Service Class	41,184	158,902

TA JPMorgan Asset Allocation - Conservative Initial Class	3,448,714	5,172,384

TA JPMorgan Asset Allocation - Conservative Service Class	10,976	117,167

TA JPMorgan Asset Allocation - Growth Initial Class	3,016,406	10,222,018

TA JPMorgan Asset Allocation - Growth Service Class	87,354	129,609

TA JPMorgan Asset Allocation - Moderate Initial Class	3,924,703	10,524,513

TA JPMorgan Asset Allocation - Moderate Service Class	23,293	327,731

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	3,032,409	13,289,908

TA JPMorgan Asset Allocation - Moderate Growth Service Class	33,248	167,410

TA JPMorgan Enhanced Index Initial Class	3,801,540	5,344,807

TA JPMorgan Enhanced Index Service Class	3,597	8,827

TA JPMorgan International Moderate Growth Initial Class	424,655	302,739

TA JPMorgan International Moderate Growth Service Class	807	813

TA JPMorgan Tactical Allocation Initial Class	1,141,576	2,653,356

TA JPMorgan Tactical Allocation Service Class	12,767	58,682

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA Multi-Managed Balanced Initial Class	$8,293,037	$14,732,553

TA Multi-Managed Balanced Service Class	38,678	42,988

TA Small/Mid Cap Value Initial Class	4,146,915	9,881,093

TA Small/Mid Cap Value Service Class	58,642	179,118

TA T. Rowe Price Small Cap Initial Class	2,176,955	3,922,083

TA T. Rowe Price Small Cap Service Class	16,941	42,803

TA TSW Mid Cap Value Opportunities Initial Class	1,315,710	963,541

TA TSW Mid Cap Value Opportunities Service Class	19,021	3,467

TA WMC US Growth Initial Class	52,790,325	75,087,633

TA WMC US Growth Service Class	277,687	223,236

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Contrafund® Service Class 2	9,010	(49,796)	(40,786)	3,427	(49,453)	(46,026)

Fidelity® VIP Equity-Income Service Class 2	3,562	(18,894)	(15,332)	90	(19,457)	(19,367)

Fidelity® VIP Growth Opportunities Service Class 2	55	(12,514)	(12,459)	1,175	(3,938)	(2,763)

Fidelity® VIP Index 500 Service Class 2	58	(153)	(95)	172	(118)	54

ProFund Access VP High Yield	10,819	(19,047)	(8,228)	37,519	(58,477)	(20,958)

ProFund VP Asia 30	20,546	(31,782)	(11,236)	27,506	(41,635)	(14,129)

ProFund VP Bull	21,178	(59,484)	(38,306)	58,785	(71,621)	(12,836)

ProFund VP Communication Services	9,175	(38,832)	(29,657)	43,266	(21,151)	22,115

ProFund VP Consumer Discretionary	4,699	(9,364)	(4,665)	10,694	(16,918)	(6,224)

ProFund VP Emerging Markets	54,534	(74,608)	(20,074)	170,160	(205,708)	(35,548)

ProFund VP Energy	37,189	(125,576)	(88,387)	70,560	(177,514)	(106,954)

ProFund VP Europe 30	21,115	(20,867)	248	23,492	(28,390)	(4,898)

ProFund VP Falling U.S. Dollar	1,182	(501)	681	20,705	(20,768)	(63)

ProFund VP Financials	9,987	(26,352)	(16,365)	7,369	(41,418)	(34,049)

ProFund VP Government Money Market	328,795	(326,582)	2,213	794,022	(801,194)	(7,172)

ProFund VP International	20,006	(57,777)	(37,771)	32,637	(98,813)	(66,176)

ProFund VP Japan	18,394	(18,194)	200	16,178	(25,609)	(9,431)

ProFund VP Materials	6,347	(15,336)	(8,989)	12,566	(66,188)	(53,622)

ProFund VP Mid-Cap	13,469	(23,176)	(9,707)	13,563	(32,124)	(18,561)

ProFund VP NASDAQ-100	30,335	(51,562)	(21,227)	50,383	(38,107)	12,276

ProFund VP Pharmaceuticals	1,041	(10,024)	(8,983)	8,675	(33,805)	(25,130)

ProFund VP Precious Metals	50,650	(38,490)	12,160	156,419	(111,045)	45,374

ProFund VP Short Emerging Markets	87,937	(87,124)	813	228,980	(173,781)	55,199

ProFund VP Short International	14,960	(10,611)	4,349	77,819	(70,014)	7,805

ProFund VP Short NASDAQ-100	665,713	(810,140)	(144,427)	2,389,162	(2,306,096)	83,066

ProFund VP Short Small-Cap	96,385	(425,339)	(328,954)	423,776	(265,672)	158,104

ProFund VP Small-Cap	10,771	(14,534)	(3,763)	13,858	(21,312)	(7,454)

ProFund VP Small-Cap Value	8,406	(15,231)	(6,825)	12,357	(14,131)	(1,774)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP U.S. Government Plus	6,194	(8,955)	(2,761)	1,221	(10,283)	(9,062)

ProFund VP UltraSmall-Cap	3,409	(32,533)	(29,124)	30,591	(20,998)	9,593

ProFund VP Utilities	15,828	(42,477)	(26,649)	24,109	(54,898)	(30,789)

TA Aegon Bond Initial Class	46,788	(178,020)	(131,232)	121,614	(218,228)	(96,614)

TA Aegon Bond Service Class	8	(123)	(115)	252	(357)	(105)

TA Aegon Core Bond Initial Class	88,401	(125,773)	(37,372)	91,011	(147,032)	(56,021)

TA Aegon Core Bond Service Class	82	(3,908)	(3,826)	366	(683)	(317)

TA Aegon High Yield Bond Initial Class	11,169	(32,311)	(21,142)	66,852	(76,460)	(9,608)

TA Aegon High Yield Bond Service Class	-	(633)	(633)	-	(11)	(11)

TA Aegon Sustainable Equity Income Initial Class	27,398	(118,096)	(90,698)	60,559	(144,213)	(83,654)

TA Aegon Sustainable Equity Income Service Class	18	(5,505)	(5,487)	293	(497)	(204)

TA Aegon U.S. Government Securities Initial Class	32,513	(44,545)	(12,032)	26,795	(57,115)	(30,320)

TA Aegon U.S. Government Securities Service Class	-	(2,741)	(2,741)	-	(7)	(7)

TA BlackRock Government Money Market Initial Class	1,005,975	(909,081)	96,894	593,976	(1,003,206)	(409,230)

TA BlackRock Government Money Market Service Class	48	(9,101)	(9,053)	15,151	(41,051)	(25,900)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	141	(3,369)	(3,228)	17	(17,113)	(17,096)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	3,187	(8,567)	(5,380)	223	(9,994)	(9,771)

TA BlackRock iShares Edge 40 Initial Class	38,420	(44,657)	(6,237)	15,459	(19,783)	(4,324)

TA BlackRock iShares Edge 40 Service Class	-	(76)	(76)	-	(23)	(23)

TA BlackRock iShares Tactical - Balanced Service Class	469,486	(103,649)	365,837	98,501	(89,701)	8,800

TA BlackRock iShares Tactical - Conservative Service Class	14,796	(120,281)	(105,485)	99,337	(377,226)	(277,889)

TA BlackRock iShares Tactical - Growth Service Class	19,342	(39,494)	(20,152)	9,409	(92,220)	(82,811)

TA BlackRock Real Estate Securities Initial Class	15,454	(49,577)	(34,123)	9,377	(68,462)	(59,085)

TA BlackRock Real Estate Securities Service Class	202	(879)	(677)	144	(310)	(166)

TA BlackRock Tactical Allocation Service Class	57,925	(54,499)	3,426	957	(25,292)	(24,335)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	11,892	(40,352)	(28,460)	48,441	(64,553)	(16,112)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	8,810	(39,721)	(30,911)	4,959	(18,011)	(13,052)

TA International Focus Initial Class	40,233	(123,989)	(83,756)	67,462	(151,552)	(84,090)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA International Focus Service Class	123	(485)	(362)	94	(252)	(158)

TA Janus Balanced Service Class	1,131,701	(520,050)	611,651	828,614	(467,019)	361,595

TA Janus Mid-Cap Growth Initial Class	9,504	(122,542)	(113,038)	38,772	(122,507)	(83,735)

TA Janus Mid-Cap Growth Service Class	93	(2,966)	(2,873)	187	(298)	(111)

TA JPMorgan Asset Allocation - Conservative Initial Class	178,233	(254,323)	(76,090)	127,995	(228,137)	(100,142)

TA JPMorgan Asset Allocation - Conservative Service Class	32	(5,402)	(5,370)	90	(4,600)	(4,510)

TA JPMorgan Asset Allocation - Growth Initial Class	30,548	(269,800)	(239,252)	48,463	(244,569)	(196,106)

TA JPMorgan Asset Allocation - Growth Service Class	132	(2,431)	(2,299)	159	(2,847)	(2,688)

TA JPMorgan Asset Allocation - Moderate Initial Class	159,669	(426,540)	(266,871)	102,164	(411,969)	(309,805)

TA JPMorgan Asset Allocation - Moderate Service Class	194	(12,270)	(12,076)	3,066	(3,542)	(476)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	87,020	(446,258)	(359,238)	113,110	(528,120)	(415,010)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	156	(4,949)	(4,793)	3,135	(15,028)	(11,893)

TA JPMorgan Enhanced Index Initial Class	38,271	(87,708)	(49,437)	97,290	(93,384)	3,906

TA JPMorgan Enhanced Index Service Class	2	(124)	(122)	3	(32)	(29)

TA JPMorgan International Moderate Growth Initial Class	28,460	(20,095)	8,365	7,996	(26,672)	(18,676)

TA JPMorgan International Moderate Growth Service Class	23	(38)	(15)	107	(45)	62

TA JPMorgan Tactical Allocation Initial Class	32,461	(69,049)	(36,588)	16,322	(75,819)	(59,497)

TA JPMorgan Tactical Allocation Service Class	426	(3,166)	(2,740)	624	(562)	62

TA Multi-Managed Balanced Initial Class	64,993	(334,820)	(269,827)	86,222	(303,155)	(216,933)

TA Multi-Managed Balanced Service Class	70	(840)	(770)	48	(1,736)	(1,688)

TA Small/Mid Cap Value Initial Class	34,238	(168,621)	(134,383)	42,070	(158,597)	(116,527)

TA Small/Mid Cap Value Service Class	116	(3,022)	(2,906)	221	(1,121)	(900)

TA T. Rowe Price Small Cap Initial Class	23,456	(66,930)	(43,474)	36,929	(111,296)	(74,367)

TA T. Rowe Price Small Cap Service Class	23	(584)	(561)	121	(174)	(53)

TA TSW Mid Cap Value Opportunities Initial Class	1,281	(17,080)	(15,799)	2,538	(16,904)	(14,366)

TA TSW Mid Cap Value Opportunities Service Class	-	(37)	(37)	-	(2)	(2)

TA WMC US Growth Initial Class	61,384	(975,767)	(914,383)	891,766	(725,383)	166,383

TA WMC US Growth Service Class	70	(2,505)	(2,435)	4,458	(1,725)	2,733

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Contrafund® Service Class 2	$494,796	$(2,806,223)	$(2,311,427)	$106,402	$(2,044,993)	$(1,938,591)

Fidelity® VIP Equity-Income Service Class 2	129,424	(683,946)	(554,522)	2,202	(599,168)	(596,966)

Fidelity® VIP Growth Opportunities Service Class 2	2,491	(665,110)	(662,619)	47,640	(154,291)	(106,651)

Fidelity® VIP Index 500 Service Class 2	2,995	(7,663)	(4,668)	6,959	(4,744)	2,215

ProFund Access VP High Yield	178,788	(343,986)	(165,198)	655,774	(1,002,337)	(346,563)

ProFund VP Asia 30	180,870	(270,049)	(89,179)	222,565	(333,055)	(110,490)

ProFund VP Bull	713,625	(2,048,349)	(1,334,724)	1,584,506	(1,894,844)	(310,338)

ProFund VP Communication Services	133,061	(502,670)	(369,609)	500,796	(227,186)	273,610

ProFund VP Consumer Discretionary	162,881	(343,031)	(180,150)	295,048	(475,950)	(180,902)

ProFund VP Emerging Markets	467,241	(646,671)	(179,430)	1,327,696	(1,606,480)	(278,784)

ProFund VP Energy	419,580	(1,378,418)	(958,838)	773,459	(1,891,108)	(1,117,649)

ProFund VP Europe 30	248,981	(238,179)	10,802	233,578	(294,332)	(60,754)

ProFund VP Falling U.S. Dollar	6,980	(2,495)	4,485	105,576	(104,912)	664

ProFund VP Financials	197,765	(410,787)	(213,022)	127,037	(502,794)	(375,757)

ProFund VP Government Money Market	2,996,625	(2,915,827)	80,798	6,846,748	(6,944,960)	(98,212)

ProFund VP International	187,903	(517,056)	(329,153)	273,402	(803,897)	(530,495)

ProFund VP Japan	286,686	(274,395)	12,291	202,104	(311,716)	(109,612)

ProFund VP Materials	113,889	(288,122)	(174,233)	206,424	(1,120,699)	(914,275)

ProFund VP Mid-Cap	310,157	(534,564)	(224,407)	283,476	(653,259)	(369,783)

ProFund VP NASDAQ-100	2,434,181	(4,105,882)	(1,671,701)	3,209,324	(2,246,266)	963,058

ProFund VP Pharmaceuticals	20,477	(204,804)	(184,327)	162,864	(646,222)	(483,358)

ProFund VP Precious Metals	287,568	(233,431)	54,137	884,460	(579,387)	305,073

ProFund VP Short Emerging Markets	133,419	(129,991)	3,428	357,274	(261,776)	95,498

ProFund VP Short International	41,235	(24,118)	17,117	175,005	(154,719)	20,286

ProFund VP Short NASDAQ-100	222,921	(261,808)	(38,887)	1,088,243	(1,078,349)	9,894

ProFund VP Short Small-Cap	64,890	(288,527)	(223,637)	313,612	(197,361)	116,251

ProFund VP Small-Cap	234,429	(322,805)	(88,376)	280,382	(414,130)	(133,748)

ProFund VP Small-Cap Value	170,477	(309,336)	(138,859)	216,743	(267,276)	(50,533)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP U.S. Government Plus	$63,854	$(91,493)	$(27,639)	$12,417	$(111,831)	$(99,414)

ProFund VP UltraSmall-Cap	63,735	(536,056)	(472,321)	418,346	(296,494)	121,852

ProFund VP Utilities	314,882	(780,637)	(465,755)	442,715	(990,998)	(548,283)

TA Aegon Bond Initial Class	677,141	(2,678,336)	(2,001,195)	1,753,142	(3,191,527)	(1,438,385)

TA Aegon Bond Service Class	101	(1,752)	(1,651)	3,285	(4,668)	(1,383)

TA Aegon Core Bond Initial Class	1,443,584	(2,946,296)	(1,502,712)	2,134,291	(3,634,953)	(1,500,662)

TA Aegon Core Bond Service Class	1,177	(55,298)	(54,121)	4,920	(9,453)	(4,533)

TA Aegon High Yield Bond Initial Class	272,380	(798,137)	(525,757)	1,511,930	(1,797,450)	(285,520)

TA Aegon High Yield Bond Service Class	-	(14,896)	(14,896)	-	(242)	(242)

TA Aegon Sustainable Equity Income Initial Class	909,237	(5,138,519)	(4,229,282)	2,129,143	(5,365,523)	(3,236,380)

TA Aegon Sustainable Equity Income Service Class	636	(210,652)	(210,016)	9,114	(14,672)	(5,558)

TA Aegon U.S. Government Securities Initial Class	356,492	(548,064)	(191,572)	290,417	(713,536)	(423,119)

TA Aegon U.S. Government Securities Service Class	-	(33,177)	(33,177)	-	(88)	(88)

TA BlackRock Government Money Market Initial Class	12,021,666	(11,414,965)	606,701	6,899,889	(12,783,909)	(5,884,020)

TA BlackRock Government Money Market Service Class	475	(88,770)	(88,295)	133,425	(368,977)	(235,552)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,844	(44,426)	(42,582)	201	(202,433)	(202,232)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	45,600	(120,286)	(74,686)	2,497	(123,970)	(121,473)

TA BlackRock iShares Edge 40 Initial Class	801,084	(915,041)	(113,957)	292,729	(369,119)	(76,390)

TA BlackRock iShares Edge 40 Service Class	-	(1,542)	(1,542)	-	(452)	(452)

TA BlackRock iShares Tactical - Balanced Service Class	632,256	(135,142)	497,114	111,848	(106,837)	5,011

TA BlackRock iShares Tactical - Conservative Service Class	21,386	(158,328)	(136,942)	192,854	(449,066)	(256,212)

TA BlackRock iShares Tactical - Growth Service Class	29,396	(72,873)	(43,477)	12,631	(125,863)	(113,232)

TA BlackRock Real Estate Securities Initial Class	420,893	(1,702,150)	(1,281,257)	249,061	(2,107,948)	(1,858,887)

TA BlackRock Real Estate Securities Service Class	5,779	(25,059)	(19,280)	3,857	(8,342)	(4,485)

TA BlackRock Tactical Allocation Service Class	805,102	(800,027)	5,075	11,644	(325,325)	(313,681)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	185,731	(643,050)	(457,319)	659,748	(907,115)	(247,367)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	$161,191	$(774,442)	$(613,251)	$79,273	$(286,132)	$(206,859)

TA International Focus Initial Class	805,335	(2,576,332)	(1,770,997)	1,213,716	(2,775,786)	(1,562,070)

TA International Focus Service Class	3,830	(15,235)	(11,405)	2,683	(7,079)	(4,396)

TA Janus Balanced Service Class	2,461,135	(1,154,951)	1,306,184	1,552,685	(887,948)	664,737

TA Janus Mid-Cap Growth Initial Class	1,174,731	(12,706,852)	(11,532,121)	1,667,644	(9,076,774)	(7,409,130)

TA Janus Mid-Cap Growth Service Class	4,991	(151,105)	(146,114)	8,747	(13,330)	(4,583)

TA JPMorgan Asset Allocation - Conservative Initial Class	2,965,389	(4,802,392)	(1,837,003)	2,081,170	(4,050,815)	(1,969,645)

TA JPMorgan Asset Allocation - Conservative Service Class	676	(109,560)	(108,884)	1,758	(89,951)	(88,193)

TA JPMorgan Asset Allocation - Growth Initial Class	937,972	(9,302,595)	(8,364,623)	1,384,420	(6,821,082)	(5,436,662)

TA JPMorgan Asset Allocation - Growth Service Class	5,289	(93,601)	(88,312)	5,257	(94,361)	(89,104)

TA JPMorgan Asset Allocation - Moderate Initial Class	3,049,529	(9,699,761)	(6,650,232)	1,650,327	(8,612,441)	(6,962,114)

TA JPMorgan Asset Allocation - Moderate Service Class	5,048	(310,778)	(305,730)	39,825	(48,971)	(9,146)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,928,750	(11,919,929)	(9,991,179)	2,535,210	(12,461,953)	(9,926,743)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	4,822	(128,287)	(123,465)	45,572	(363,012)	(317,440)

TA JPMorgan Enhanced Index Initial Class	1,943,494	(4,656,701)	(2,713,207)	3,934,125	(3,856,649)	77,476

TA JPMorgan Enhanced Index Service Class	122	(7,670)	(7,548)	122	(1,721)	(1,599)

TA JPMorgan International Moderate Growth Initial Class	380,671	(276,886)	103,785	102,421	(339,434)	(237,013)

TA JPMorgan International Moderate Growth Service Class	314	(508)	(194)	1,342	(569)	773

TA JPMorgan Tactical Allocation Initial Class	621,411	(2,405,124)	(1,783,713)	442,113	(2,576,198)	(2,134,085)

TA JPMorgan Tactical Allocation Service Class	7,486	(55,810)	(48,324)	10,299	(9,127)	1,172

TA Multi-Managed Balanced Initial Class	2,425,134	(13,494,513)	(11,069,379)	2,766,820	(10,273,110)	(7,506,290)

TA Multi-Managed Balanced Service Class	2,941	(34,892)	(31,951)	1,644	(62,127)	(60,483)

TA Small/Mid Cap Value Initial Class	1,675,501	(9,059,335)	(7,383,834)	1,570,787	(7,398,001)	(5,827,214)

TA Small/Mid Cap Value Service Class	6,207	(161,837)	(155,630)	10,885	(55,679)	(44,794)

TA T. Rowe Price Small Cap Initial Class	1,164,962	(3,521,603)	(2,356,641)	1,562,396	(4,854,270)	(3,291,874)

TA T. Rowe Price Small Cap Service Class	1,603	(37,478)	(35,875)	6,981	(9,598)	(2,617)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA TSW Mid Cap Value Opportunities Initial Class	$33,837	$(859,289)	$(825,452)	$84,394	$(725,911)	$(641,517)

TA TSW Mid Cap Value Opportunities Service Class	-	(2,092)	(2,092)	-	(55)	(55)

TA WMC US Growth Initial Class	3,965,073	(68,022,400)	(64,057,327)	43,189,041	(38,015,771)	5,173,270

TA WMC US Growth Service Class	5,215	(185,743)	(180,528)	229,593	(100,734)	128,859

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Contrafund® Service Class 2
12/31/2024	412,624	$64.80	to	$26.13	$25,552,782	0.03%	1.25%	to	2.50%	31.79%	to	30.18%
12/31/2023	453,410	49.17	to	20.08	21,325,082	0.26	1.25	to	2.50	31.48	to	29.88
12/31/2022	499,436	37.39	to	15.46	17,928,851	0.26	1.25	to	2.50	(27.39)	to	(28.28)
12/31/2021	549,603	51.50	to	21.55	27,193,887	0.03	1.25	to	2.50	25.94	to	24.40
12/31/2020	706,088	40.90	to	17.32	27,823,054	0.08	1.25	to	2.50	28.63	to	27.06
Fidelity® VIP Equity-Income Service Class 2
12/31/2024	165,574	38.91	to	16.96	6,176,451	1.58	1.25	to	2.50	13.63	to	12.24
12/31/2023	180,906	34.25	to	15.11	5,939,103	1.71	1.25	to	2.50	9.02	to	7.69
12/31/2022	200,273	31.41	to	14.03	6,040,292	1.68	1.25	to	2.50	(6.41)	to	(7.55)
12/31/2021	220,405	33.57	to	15.18	7,101,244	1.60	1.25	to	2.50	23.07	to	21.57
12/31/2020	260,554	27.27	to	12.49	6,832,372	1.63	1.25	to	2.50	5.13	to	3.84
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2024	64,741	64.35	to	40.21	4,018,912	-	1.25	to	2.50	36.84	to	35.16
12/31/2023	77,200	47.02	to	29.75	3,493,162	-	1.25	to	2.50	43.52	to	41.77
12/31/2022	79,963	32.76	to	20.98	2,525,364	-	1.25	to	2.50	(39.08)	to	(39.82)
12/31/2021	91,581	53.78	to	34.87	4,762,403	-	1.25	to	2.50	10.29	to	8.95
12/31/2020	107,222	48.76	to	32.00	5,062,921	-	1.25	to	2.50	66.16	to	64.13
Fidelity® VIP Index 500 Service Class 2
12/31/2024	1,453	55.70	to	51.33	80,959	1.07	1.40	to	1.80	22.86	to	22.37
12/31/2023	1,548	45.34	to	41.95	70,180	1.33	1.40	to	1.80	24.15	to	23.66
12/31/2022	1,494	36.52	to	33.92	54,547	1.24	1.40	to	1.80	(19.54)	to	(19.86)
12/31/2021	1,420	45.39	to	42.33	64,453	1.08	1.40	to	1.80	26.49	to	25.99
12/31/2020	1,310	35.89	to	33.59	47,023	1.59	1.40	to	1.80	16.32	to	15.86
ProFund Access VP High Yield
12/31/2024	85,147	19.79	to	10.41	1,630,149	5.22	1.25	to	2.50	4.99	to	3.71
12/31/2023	93,375	18.85	to	10.04	1,713,633	5.13	1.25	to	2.50	9.07	to	7.74
12/31/2022	114,333	17.28	to	9.32	1,929,570	3.59	1.25	to	2.50	(9.10)	to	(10.21)
12/31/2021	101,828	19.01	to	10.38	1,883,803	2.50	1.25	to	2.50	(0.97)	to	(2.17)
12/31/2020	122,310	19.20	to	10.61	2,291,643	5.31	1.25	to	2.50	(1.30)	to	(2.50)
ProFund VP Asia 30
12/31/2024	39,856	9.44	to	9.80	370,425	1.01	1.25	to	2.50	10.17	to	8.82
12/31/2023	51,092	8.57	to	9.00	432,224	0.11	1.25	to	2.50	3.03	to	1.78
12/31/2022	65,221	8.32	to	8.84	532,055	0.54	1.25	to	2.50	(25.36)	to	(26.27)
12/31/2021	66,199	11.14	to	12.00	726,995	-	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2020	100,089	13.85	to	15.09	1,364,711	1.08	1.25	to	2.50	33.88	to	32.24
ProFund VP Bull
12/31/2024	199,937	38.22	to	30.13	7,306,275	0.76	1.25	to	2.65	20.98	to	19.32
12/31/2023	238,243	31.59	to	25.25	7,237,438	-	1.25	to	2.65	22.22	to	20.56
12/31/2022	251,079	25.85	to	20.95	6,224,391	-	1.25	to	2.65	(20.73)	to	(21.81)
12/31/2021	283,048	32.61	to	26.79	8,841,342	-	1.25	to	2.65	24.77	to	23.07
12/31/2020	376,125	26.13	to	21.77	9,418,645	0.09	1.25	to	2.65	14.60	to	13.04
ProFund VP Communication Services
12/31/2024	36,861	16.68	to	13.67	595,463	-	1.25	to	2.50	31.00	to	29.39
12/31/2023	66,518	12.73	to	10.56	821,968	0.82	1.25	to	2.50	30.19	to	28.61
12/31/2022	44,403	9.78	to	8.21	419,616	1.89	1.25	to	2.50	(22.19)	to	(23.14)
12/31/2021	47,884	12.57	to	10.68	588,782	1.14	1.25	to	2.50	16.95	to	15.53
12/31/2020	67,940	10.75	to	9.25	717,231	0.86	1.25	to	2.50	1.88	to	0.63

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Consumer Discretionary
12/31/2024	75,050	$42.18	to	$18.89	$3,044,186	-%	1.25%	to	2.50%	22.89%	to	21.39%
12/31/2023	79,715	34.33	to	15.56	2,631,666	-	1.25	to	2.50	30.43	to	28.85
12/31/2022	85,939	26.32	to	12.08	2,175,739	-	1.25	to	2.50	(32.38)	to	(33.20)
12/31/2021	111,031	38.92	to	18.08	4,168,648	-	1.25	to	2.50	8.87	to	7.54
12/31/2020	145,879	35.75	to	16.81	5,055,158	-	1.25	to	2.50	26.76	to	25.22
ProFund VP Emerging Markets
12/31/2024	874,762	8.91	to	8.07	7,595,127	1.56	1.25	to	2.65	6.51	to	5.05
12/31/2023	894,836	8.36	to	7.68	7,304,215	2.07	1.25	to	2.65	13.89	to	12.34
12/31/2022	930,384	7.34	to	6.84	6,679,947	0.64	1.25	to	2.65	(17.23)	to	(18.35)
12/31/2021	917,902	8.87	to	8.37	7,968,747	-	1.25	to	2.65	(19.03)	to	(20.13)
12/31/2020	731,406	10.96	to	10.49	7,851,658	0.60	1.25	to	2.65	25.16	to	23.45
ProFund VP Energy
12/31/2024	189,522	11.30	to	10.10	2,079,674	1.98	1.25	to	2.50	2.48	to	1.23
12/31/2023	277,909	11.02	to	9.98	2,983,306	2.27	1.25	to	2.50	(3.70)	to	(4.87)
12/31/2022	384,863	11.45	to	10.49	4,296,952	0.89	1.25	to	2.50	57.47	to	55.55
12/31/2021	373,058	7.27	to	6.75	2,655,752	1.83	1.25	to	2.50	50.06	to	48.23
12/31/2020	236,402	4.84	to	4.55	1,122,213	2.48	1.25	to	2.50	(35.27)	to	(36.06)
ProFund VP Europe 30
12/31/2024	45,956	11.12	to	14.68	520,850	2.21	1.25	to	2.65	3.05	to	1.64
12/31/2023	45,708	10.79	to	14.44	492,687	1.98	1.25	to	2.65	16.02	to	14.44
12/31/2022	50,606	9.30	to	12.62	482,242	1.21	1.25	to	2.65	(8.90)	to	(10.14)
12/31/2021	72,059	10.21	to	14.04	755,432	0.91	1.25	to	2.65	22.99	to	21.32
12/31/2020	65,194	8.30	to	11.58	569,569	2.59	1.25	to	2.65	(10.35)	to	(11.58)
ProFund VP Falling U.S. Dollar
12/31/2024	4,830	4.90	to	6.94	24,050	6.15	1.25	to	2.50	(6.30)	to	(7.45)
12/31/2023	4,149	5.23	to	7.50	21,127	-	1.25	to	2.50	1.97	to	0.73
12/31/2022	4,212	5.13	to	7.45	21,067	-	1.25	to	2.50	(9.89)	to	(10.98)
12/31/2021	7,430	5.69	to	8.36	41,354	-	1.25	to	2.50	(9.17)	to	(10.28)
12/31/2020	9,924	6.26	to	9.32	61,308	0.33	1.25	to	2.50	3.51	to	2.25
ProFund VP Financials
12/31/2024	125,162	17.59	to	17.73	2,261,497	0.28	1.25	to	2.50	26.85	to	25.30
12/31/2023	141,527	13.87	to	14.15	1,996,965	0.45	1.25	to	2.50	12.48	to	11.12
12/31/2022	175,576	12.33	to	12.73	2,160,194	0.09	1.25	to	2.50	(16.19)	to	(17.21)
12/31/2021	223,984	14.71	to	15.38	3,298,703	0.34	1.25	to	2.50	28.50	to	26.93
12/31/2020	249,878	11.45	to	12.12	2,851,968	0.65	1.25	to	2.50	(2.98)	to	(4.17)
ProFund VP Government Money Market
12/31/2024	913,406	9.46	to	7.96	8,246,167	4.21	1.25	to	2.65	3.01	to	1.59
12/31/2023	911,193	9.18	to	7.84	7,954,722	4.07	1.25	to	2.65	2.87	to	1.47
12/31/2022	918,365	8.93	to	7.73	7,852,944	1.18	1.25	to	2.65	(0.20)	to	(1.56)
12/31/2021	538,840	8.94	to	7.85	4,602,129	0.01	1.25	to	2.65	(1.22)	to	(2.57)
12/31/2020	731,645	9.05	to	8.05	6,362,890	0.03	1.25	to	2.65	(1.19)	to	(2.54)
ProFund VP International
12/31/2024	666,466	8.67	to	11.11	5,662,292	3.52	1.25	to	2.65	(0.38)	to	(1.74)
12/31/2023	704,237	8.70	to	11.31	6,012,374	-	1.25	to	2.65	14.13	to	12.58
12/31/2022	770,413	7.62	to	10.05	5,783,291	-	1.25	to	2.65	(17.48)	to	(18.60)
12/31/2021	813,631	9.24	to	12.34	7,428,870	-	1.25	to	2.65	7.48	to	6.01
12/31/2020	158,381	8.60	to	11.64	1,427,556	0.49	1.25	to	2.65	3.60	to	2.19
ProFund VP Japan
12/31/2024	26,118	16.45	to	18.21	410,685	2.88	1.25	to	2.50	20.70	to	19.22
12/31/2023	25,918	13.63	to	15.28	338,251	-	1.25	to	2.50	32.86	to	31.24
12/31/2022	35,349	10.26	to	11.64	350,609	-	1.25	to	2.50	(11.03)	to	(12.12)
12/31/2021	52,899	11.53	to	13.25	601,080	-	1.25	to	2.50	2.61	to	1.36
12/31/2020	41,789	11.24	to	13.07	468,936	0.28	1.25	to	2.50	14.50	to	13.11

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Materials
12/31/2024	97,194	$18.05	to	$13.85	$1,682,148	0.42%	1.25%	to	2.50%	(2.77	) %	to	(3.96	) %
12/31/2023	106,183	18.57	to	14.42	1,897,008	0.46	1.25	to	2.50	10.99		to	9.64
12/31/2022	159,805	16.73	to	13.16	2,589,298	0.18	1.25	to	2.50	(10.26)		to	(11.35)
12/31/2021	148,955	18.64	to	14.84	2,698,572	0.24	1.25	to	2.50	24.08		to	22.57
12/31/2020	109,717	15.02	to	12.11	1,611,889	0.67	1.25	to	2.50	15.05		to	13.64
ProFund VP Mid-Cap
12/31/2024	173,817	25.13	to	14.29	4,221,240	2.76	1.25	to	2.50	9.76		to	8.41
12/31/2023	183,524	22.90	to	13.19	4,064,850	-	1.25	to	2.50	12.43		to	11.06
12/31/2022	202,085	20.37	to	11.87	3,983,851	-	1.25	to	2.50	(15.97)		to	(16.99)
12/31/2021	257,344	24.24	to	14.30	6,031,406	-	1.25	to	2.50	20.70		to	19.23
12/31/2020	147,177	20.08	to	12.00	2,805,038	1.07	1.25	to	2.50	9.39		to	8.06
ProFund VP NASDAQ-100
12/31/2024	170,000	91.68	to	55.56	14,767,343	0.41	1.25	to	2.65	21.90		to	20.23
12/31/2023	191,227	75.21	to	46.21	13,674,360	-	1.25	to	2.65	50.30		to	48.26
12/31/2022	178,951	50.04	to	31.17	8,447,332	-	1.25	to	2.65	(34.73)		to	(35.62)
12/31/2021	202,627	76.66	to	48.41	14,532,022	-	1.25	to	2.65	23.26		to	21.58
12/31/2020	267,990	62.19	to	39.82	15,667,230	-	1.25	to	2.65	43.77		to	41.81
ProFund VP Pharmaceuticals
12/31/2024	70,169	21.28	to	11.37	1,423,148	-	1.25	to	2.50	2.12		to	0.87
12/31/2023	79,152	20.84	to	11.27	1,577,196	0.51	1.25	to	2.50	(6.66)		to	(7.79)
12/31/2022	104,282	22.32	to	12.23	2,228,661	0.08	1.25	to	2.50	(7.29)		to	(8.42)
12/31/2021	119,589	24.08	to	13.35	2,762,143	0.29	1.25	to	2.50	9.83		to	8.49
12/31/2020	151,355	21.92	to	12.31	3,195,710	0.13	1.25	to	2.50	11.12		to	9.77
ProFund VP Precious Metals
12/31/2024	389,477	5.86	to	5.00	2,210,050	3.30	1.25	to	2.50	5.26		to	3.96
12/31/2023	377,317	5.57	to	4.81	2,038,757	-	1.25	to	2.50	0.23		to	(0.99)
12/31/2022	331,943	5.56	to	4.86	1,788,800	-	1.25	to	2.50	(12.12)		to	(13.19)
12/31/2021	319,503	6.33	to	5.60	1,961,534	-	1.25	to	2.50	(10.06)		to	(11.16)
12/31/2020	310,699	7.03	to	6.30	2,123,598	0.23	1.25	to	2.50	22.57		to	21.08
ProFund VP Short Emerging Markets
12/31/2024	79,129	1.39	to	2.16	114,664	5.87	1.25	to	2.50	(5.83)		to	(6.99)
12/31/2023	78,316	1.48	to	2.32	116,940	0.25	1.25	to	2.50	(12.86)		to	(13.92)
12/31/2022	23,117	1.69	to	2.70	40,918	-	1.25	to	2.50	5.38		to	4.10
12/31/2021	52,354	1.61	to	2.59	86,505	-	1.25	to	2.50	8.60		to	7.27
12/31/2020	23,766	1.48	to	2.42	36,846	0.86	1.25	to	2.50	(32.60)		to	(33.42)
ProFund VP Short International
12/31/2024	17,802	2.22	to	3.23	46,528	3.88	1.25	to	2.50	2.21		to	0.96
12/31/2023	13,453	2.18	to	3.20	28,773	4.70	1.25	to	2.50	(11.40)		to	(12.48)
12/31/2022	5,648	2.46	to	3.66	13,863	-	1.25	to	2.50	11.07		to	9.72
12/31/2021	5,898	2.21	to	3.33	13,018	-	1.25	to	2.50	(14.47)		to	(15.51)
12/31/2020	6,101	2.58	to	3.95	15,531	0.52	1.25	to	2.50	(17.97)		to	(18.97)
ProFund VP Short NASDAQ-100
12/31/2024	770,223	0.30	to	0.32	227,390	7.16	1.25	to	2.50	(17.25)		to	(18.26)
12/31/2023	914,650	0.37	to	0.39	327,031	-	1.25	to	2.50	(33.24)		to	(34.05)
12/31/2022	831,584	0.55	to	0.59	453,463	-	1.25	to	2.50	33.40		to	31.78
12/31/2021	355,551	0.41	to	0.45	149,929	-	1.25	to	2.50	(26.05)		to	(26.96)
12/31/2020	205,296	0.56	to	0.61	120,323	0.14	1.25	to	2.50	(43.48)		to	(44.17)
ProFund VP Short Small-Cap
12/31/2024	57,789	0.64	to	0.79	35,700	8.25	1.25	to	2.50	(7.67)		to	(8.80)
12/31/2023	386,743	0.69	to	0.87	263,708	0.35	1.25	to	2.50	(11.97)		to	(13.04)
12/31/2022	228,639	0.78	to	1.00	177,482	-	1.25	to	2.50	16.36		to	14.94
12/31/2021	63,928	0.67	to	0.87	41,783	-	1.25	to	2.50	(20.05)		to	(21.03)
12/31/2020	54,122	0.84	to	1.10	44,406	0.12	1.25	to	2.50	(32.80)		to	(33.63)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Small-Cap
12/31/2024	104,194	$23.95	to	$12.60	$2,402,991	1.32%	1.25%	to	2.50%	8.10%	to	6.77%
12/31/2023	107,957	22.16	to	11.80	2,307,649	-	1.25	to	2.50	13.49	to	12.11
12/31/2022	115,411	19.52	to	10.52	2,174,853	-	1.25	to	2.50	(22.81)	to	(23.75)
12/31/2021	123,620	25.29	to	13.80	3,011,504	-	1.25	to	2.50	11.49	to	10.13
12/31/2020	62,524	22.69	to	12.53	1,323,314	0.05	1.25	to	2.50	15.61	to	14.20
ProFund VP Small-Cap Value
12/31/2024	91,022	22.75	to	12.49	1,965,241	0.36	1.25	to	2.50	4.56	to	3.28
12/31/2023	97,847	21.75	to	12.09	2,034,199	0.02	1.25	to	2.50	11.55	to	10.19
12/31/2022	99,621	19.50	to	10.97	1,887,654	-	1.25	to	2.50	(13.49)	to	(14.55)
12/31/2021	108,184	22.55	to	12.84	2,377,644	0.09	1.25	to	2.50	26.97	to	25.42
12/31/2020	60,116	17.76	to	10.24	1,040,185	0.03	1.25	to	2.50	(0.19)	to	(1.40)
ProFund VP U.S. Government Plus
12/31/2024	20,004	10.22	to	5.03	177,732	3.36	1.25	to	2.50	(13.91)	to	(14.97)
12/31/2023	22,765	11.87	to	5.91	241,489	4.06	1.25	to	2.50	(1.19)	to	(2.39)
12/31/2022	31,827	12.02	to	6.06	348,239	-	1.25	to	2.50	(42.42)	to	(43.12)
12/31/2021	45,579	20.87	to	10.65	861,216	-	1.25	to	2.50	(8.23)	to	(9.35)
12/31/2020	57,029	22.74	to	11.75	1,186,131	0.04	1.25	to	2.50	19.20	to	17.75
ProFund VP UltraSmall-Cap
12/31/2024	102,120	18.73	to	11.55	1,868,583	0.77	1.25	to	2.50	9.32	to	7.98
12/31/2023	131,244	17.13	to	10.70	2,205,248	-	1.25	to	2.50	20.92	to	19.45
12/31/2022	121,651	14.17	to	8.96	1,692,708	-	1.25	to	2.50	(44.38)	to	(45.06)
12/31/2021	113,026	25.47	to	16.30	2,839,091	-	1.25	to	2.50	21.78	to	20.30
12/31/2020	127,817	20.92	to	13.55	2,636,200	0.12	1.25	to	2.50	14.95	to	13.55
ProFund VP Utilities
12/31/2024	99,519	22.29	to	14.56	2,147,121	1.60	1.25	to	2.50	19.77	to	18.30
12/31/2023	126,168	18.61	to	12.30	2,281,080	1.40	1.25	to	2.50	(9.72)	to	(10.82)
12/31/2022	156,957	20.61	to	13.80	3,147,083	1.08	1.25	to	2.50	(1.48)	to	(2.68)
12/31/2021	127,980	20.92	to	14.18	2,612,157	1.61	1.25	to	2.50	13.98	to	12.59
12/31/2020	148,071	18.35	to	12.59	2,652,890	1.57	1.25	to	2.50	(3.60)	to	(4.78)
TA Aegon Bond Initial Class
12/31/2024	927,707	16.60	to	9.42	14,196,939	4.14	1.25	to	2.65	0.87	to	(0.51)
12/31/2023	1,058,939	16.46	to	9.47	16,086,999	0.92	1.25	to	2.65	5.14	to	3.71
12/31/2022	1,155,553	15.66	to	9.13	16,755,415	2.55	1.25	to	2.65	(15.89)	to	(17.03)
12/31/2021	1,438,744	18.61	to	11.01	24,879,766	1.52	1.25	to	2.65	(2.10)	to	(3.43)
12/31/2020	1,595,410	19.01	to	11.40	28,392,123	3.98	1.25	to	2.65	6.36	to	4.91
TA Aegon Bond Service Class
12/31/2024	6,356	14.63	to	13.00	89,445	3.99	1.25	to	1.80	0.61	to	0.07
12/31/2023	6,471	14.54	to	12.99	90,695	0.63	1.25	to	1.80	4.88	to	4.31
12/31/2022	6,576	13.86	to	12.46	88,029	2.54	1.25	to	1.80	(16.13)	to	(16.58)
12/31/2021	8,534	16.53	to	14.93	135,316	1.18	1.25	to	1.80	(2.29)	to	(2.82)
12/31/2020	10,128	16.91	to	15.36	164,131	4.02	1.25	to	1.80	6.08	to	5.51
TA Aegon Core Bond Initial Class
12/31/2024	833,409	40.87	to	9.42	21,635,762	5.50	1.25	to	2.65	0.12	to	(1.25)
12/31/2023	870,781	40.82	to	9.54	23,151,377	2.70	1.25	to	2.65	4.73	to	3.31
12/31/2022	926,802	38.98	to	9.24	23,640,917	2.89	1.25	to	2.65	(13.84)	to	(15.01)
12/31/2021	1,017,397	45.24	to	10.87	30,351,342	2.79	1.25	to	2.65	(2.25)	to	(3.59)
12/31/2020	1,218,985	46.28	to	11.27	36,929,096	3.82	1.25	to	2.65	6.14	to	4.69
TA Aegon Core Bond Service Class
12/31/2024	16,307	14.83	to	13.18	227,804	4.52	1.25	to	1.80	(0.08)	to	(0.62)
12/31/2023	20,133	14.84	to	13.26	283,336	2.28	1.25	to	1.80	4.48	to	3.92
12/31/2022	20,450	14.20	to	12.76	276,321	2.38	1.25	to	1.80	(14.07)	to	(14.53)
12/31/2021	22,137	16.53	to	14.93	349,671	2.37	1.25	to	1.80	(2.49)	to	(3.01)
12/31/2020	22,080	16.95	to	15.40	358,838	3.40	1.25	to	1.80	5.84	to	5.27

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon High Yield Bond Initial Class
12/31/2024	159,595	$28.01	to	$14.56	$4,142,800	5.01%	1.25%	to	2.50%	6.10%	to	4.80%
12/31/2023	180,737	26.40	to	13.89	4,429,466	4.52	1.25	to	2.50	9.74	to	8.40
12/31/2022	190,345	24.05	to	12.81	4,303,167	5.85	1.25	to	2.50	(12.22)	to	(13.29)
12/31/2021	213,943	27.40	to	14.78	5,499,349	5.20	1.25	to	2.50	5.03	to	3.75
12/31/2020	275,758	26.09	to	14.24	6,830,199	6.53	1.25	to	2.50	3.74	to	2.48
TA Aegon High Yield Bond Service Class
12/31/2024	1,725	26.57	to	23.62	44,894	4.39	1.25	to	1.80	5.82	to	5.24
12/31/2023	2,358	25.11	to	22.44	57,375	4.22	1.25	to	1.80	9.51	to	8.91
12/31/2022	2,369	22.93	to	20.60	52,708	5.46	1.25	to	1.80	(12.55)	to	(13.02)
12/31/2021	2,432	26.22	to	23.69	61,991	6.03	1.25	to	1.80	4.94	to	4.37
12/31/2020	7,897	24.98	to	22.69	194,496	6.05	1.25	to	1.80	3.39	to	2.83
TA Aegon Sustainable Equity Income Initial Class
12/31/2024	1,007,313	52.92	to	18.57	46,944,321	2.07	1.25	to	2.65	15.48	to	13.89
12/31/2023	1,098,011	45.82	to	16.30	44,528,294	2.21	1.25	to	2.65	4.97	to	3.54
12/31/2022	1,181,665	43.65	to	15.74	45,744,202	2.16	1.25	to	2.65	(12.72)	to	(13.91)
12/31/2021	1,295,517	50.01	to	18.29	57,812,032	2.14	1.25	to	2.65	20.91	to	19.26
12/31/2020	1,409,422	41.36	to	15.33	52,146,376	3.02	1.25	to	2.65	(8.50)	to	(9.75)
TA Aegon Sustainable Equity Income Service Class
12/31/2024	6,911	38.28	to	34.03	261,762	1.79	1.25	to	1.80	15.15	to	14.53
12/31/2023	12,398	33.24	to	29.71	408,884	1.92	1.25	to	1.80	4.70	to	4.14
12/31/2022	12,602	31.75	to	28.53	396,509	1.53	1.25	to	1.80	(12.93)	to	(13.40)
12/31/2021	21,135	36.47	to	32.95	761,609	1.87	1.25	to	1.80	20.61	to	19.96
12/31/2020	22,860	30.23	to	27.46	682,427	2.75	1.25	to	1.80	(8.73)	to	(9.22)
TA Aegon U.S. Government Securities Initial Class
12/31/2024	360,594	13.66	to	8.28	4,467,520	3.73	1.25	to	2.50	(0.92)	to	(2.13)
12/31/2023	372,626	13.79	to	8.46	4,710,465	1.75	1.25	to	2.50	2.72	to	1.47
12/31/2022	402,946	13.43	to	8.33	5,018,838	1.06	1.25	to	2.50	(14.10)	to	(15.14)
12/31/2021	438,899	15.63	to	9.82	6,416,303	2.17	1.25	to	2.50	(3.60)	to	(4.77)
12/31/2020	569,748	16.21	to	10.31	8,688,079	1.85	1.25	to	2.50	7.63	to	6.32
TA Aegon U.S. Government Securities Service Class
12/31/2024	4,429	12.20	to	10.85	53,897	3.08	1.25	to	1.80	(1.08)	to	(1.62)
12/31/2023	7,170	12.33	to	11.02	87,986	1.46	1.25	to	1.80	2.41	to	1.86
12/31/2022	7,177	12.04	to	10.82	86,025	0.81	1.25	to	1.80	(14.36)	to	(14.83)
12/31/2021	7,185	14.06	to	12.71	100,580	1.64	1.25	to	1.80	(3.74)	to	(4.26)
12/31/2020	7,749	14.61	to	13.27	112,400	1.44	1.25	to	1.80	7.32	to	6.74
TA BlackRock Government Money Market Initial Class
12/31/2024	2,367,068	16.77	to	11.84	30,348,625	4.91	1.25	to	2.65	3.74	to	2.31
12/31/2023	2,270,174	16.16	to	11.58	28,739,514	4.75	1.25	to	2.65	3.57	to	2.16
12/31/2022	2,679,404	15.61	to	11.33	33,587,669	1.42	1.25	to	2.65	0.16	to	(1.21)
12/31/2021	2,362,979	15.58	to	11.47	29,646,855	-	1.25	to	2.65	(1.23)	to	(2.58)
12/31/2020	2,794,375	15.78	to	11.77	35,419,380	0.24	1.25	to	2.65	(0.95)	to	(2.30)
TA BlackRock Government Money Market Service Class
12/31/2024	9,963	10.13	to	9.01	99,131	4.73	1.25	to	1.80	3.48	to	2.92
12/31/2023	19,016	9.79	to	8.75	182,873	4.53	1.25	to	1.80	3.38	to	2.82
12/31/2022	44,916	9.47	to	8.51	410,598	1.37	1.25	to	1.80	0.16	to	(0.38)
12/31/2021	69,182	9.46	to	8.55	633,921	0.01	1.25	to	1.80	(1.23)	to	(1.76)
12/31/2020	48,444	9.58	to	8.70	449,092	0.22	1.25	to	1.80	(0.99)	to	(1.53)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2024	21,943	13.70	to	11.05	293,328	2.19	1.25	to	2.50	5.15	to	3.86
12/31/2023	25,171	13.03	to	10.64	321,105	1.43	1.25	to	2.50	8.60	to	7.28
12/31/2022	42,267	12.00	to	9.92	494,771	1.18	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	61,100	14.34	to	12.00	856,839	1.01	1.25	to	2.50	4.44	to	3.16
12/31/2020	73,592	13.73	to	11.63	990,614	2.03	1.25	to	2.50	5.34	to	4.05

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2024	65,759	$15.35	to	$11.68	$982,414	1.57%	1.25%	to	2.50%	11.11%	to	9.75%
12/31/2023	71,139	13.82	to	10.64	959,273	1.37	1.25	to	2.50	16.17	to	14.76
12/31/2022	80,910	11.89	to	9.28	940,836	1.27	1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	90,289	14.74	to	11.64	1,299,121	0.55	1.25	to	2.50	6.29	to	5.00
12/31/2020	98,872	13.87	to	11.08	1,348,570	1.84	1.25	to	2.50	(3.29)	to	(4.47)
TA BlackRock iShares Edge 40 Initial Class
12/31/2024	71,700	21.50	to	11.59	1,431,873	2.64	1.25	to	2.50	5.38	to	4.09
12/31/2023	77,937	20.40	to	11.14	1,479,684	2.33	1.25	to	2.50	8.10	to	6.79
12/31/2022	82,261	18.87	to	10.43	1,444,563	1.90	1.25	to	2.50	(15.30)	to	(16.33)
12/31/2021	91,800	22.28	to	12.47	1,898,905	1.80	1.25	to	2.50	4.78	to	3.50
12/31/2020	120,025	21.26	to	12.04	2,420,867	2.44	1.25	to	2.50	8.29	to	6.97
TA BlackRock iShares Edge 40 Service Class
12/31/2024	857	20.99	to	18.65	17,819	2.51	1.25	to	1.80	5.15	to	4.58
12/31/2023	933	19.96	to	17.84	18,441	2.03	1.25	to	1.80	7.72	to	7.14
12/31/2022	956	18.53	to	16.65	17,551	1.54	1.25	to	1.80	(15.49)	to	(15.95)
12/31/2021	1,086	21.92	to	19.81	23,545	1.49	1.25	to	1.80	4.47	to	3.91
12/31/2020	1,369	20.98	to	19.06	28,378	2.03	1.25	to	1.80	8.10	to	7.52
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2024	1,032,591	1.38	to	1.19	1,396,704	2.94	1.25	to	2.50	7.34	to	6.02
12/31/2023	666,754	1.29	to	1.12	840,988	1.03	1.25	to	2.50	9.29	to	7.96
12/31/2022	657,954	1.18	to	1.04	765,354	0.55	1.25	to	2.50	(20.65)	to	(21.61)
12/31/2021	726,003	1.48	to	1.33	1,065,200	-	1.25	to	2.50	5.08	to	3.80
12/31/2020	1,756,855	1.41	to	1.28	2,449,824	3.57	1.25	to	2.50	7.51	to	6.20
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2024	781,773	1.25	to	10.88	1,066,382	3.60	1.25	to	2.50	4.90	to	3.61
12/31/2023	887,258	1.19	to	10.50	1,151,631	1.23	1.25	to	2.50	5.92	to	4.63
12/31/2022	1,165,147	1.13	to	10.04	1,341,841	1.05	1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	1,216,239	1.38	to	12.44	1,737,799	1.11	1.25	to	2.50	2.92	to	1.67
12/31/2020	1,061,716	1.34	to	12.24	1,493,399	1.50	1.25	to	2.50	8.54	to	7.21
TA BlackRock iShares Tactical - Growth Service Class
12/31/2024	543,405	1.51	to	13.07	951,801	3.57	1.25	to	2.50	10.27	to	8.92
12/31/2023	563,557	1.37	to	12.00	908,623	0.90	1.25	to	2.50	12.54	to	11.17
12/31/2022	646,368	1.22	to	10.80	919,978	-	1.25	to	2.50	(19.04)	to	(20.02)
12/31/2021	697,547	1.50	to	13.50	1,042,010	-	1.25	to	2.50	7.86	to	6.55
12/31/2020	975,215	1.39	to	12.67	1,358,933	2.49	1.25	to	2.50	7.74	to	6.43
TA BlackRock Real Estate Securities Initial Class
12/31/2024	342,241	38.29	to	11.96	12,044,770	2.16	1.25	to	2.65	0.00	to	(1.37)
12/31/2023	376,364	38.29	to	12.13	13,340,655	5.88	1.25	to	2.65	11.93	to	10.41
12/31/2022	435,449	34.21	to	10.98	13,781,102	3.39	1.25	to	2.65	(29.08)	to	(30.04)
12/31/2021	469,435	48.23	to	15.70	21,488,176	2.49	1.25	to	2.65	24.67	to	22.97
12/31/2020	556,617	38.69	to	12.77	20,535,744	12.39	1.25	to	2.65	(1.55)	to	(2.89)
TA BlackRock Real Estate Securities Service Class
12/31/2024	11,467	30.11	to	26.77	334,920	1.77	1.25	to	1.80	(0.23)	to	(0.77)
12/31/2023	12,144	30.18	to	26.97	356,072	5.31	1.25	to	1.80	11.75	to	11.15
12/31/2022	12,310	27.01	to	24.27	323,249	2.95	1.25	to	1.80	(29.27)	to	(29.65)
12/31/2021	12,791	38.18	to	34.50	475,354	2.12	1.25	to	1.80	24.30	to	23.63
12/31/2020	14,663	30.72	to	27.90	438,828	11.39	1.25	to	1.80	(1.74)	to	(2.27)
TA BlackRock Tactical Allocation Service Class
12/31/2024	259,490	15.81	to	13.49	3,960,027	1.57	1.25	to	2.50	11.09	to	9.73
12/31/2023	256,064	14.23	to	12.29	3,565,208	2.48	1.25	to	2.50	13.47	to	12.09
12/31/2022	280,399	12.54	to	10.97	3,447,225	3.50	1.25	to	2.50	(17.24)	to	(18.25)
12/31/2021	320,542	15.16	to	13.42	4,764,439	2.50	1.25	to	2.50	6.30	to	5.01
12/31/2020	337,738	14.26	to	12.78	4,754,358	1.70	1.25	to	2.50	11.79	to	10.43

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2024	213,772	$17.08	to	$12.33	$3,501,128	2.14%	1.25%	to	2.50%	7.72%	to	6.40%
12/31/2023	242,232	15.86	to	11.59	3,694,221	1.53	1.25	to	2.50	11.81	to	10.45
12/31/2022	258,344	14.18	to	10.49	3,563,063	1.48	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	262,014	16.75	to	12.55	4,265,943	1.20	1.25	to	2.50	8.00	to	6.69
12/31/2020	357,295	15.51	to	11.76	5,397,256	2.09	1.25	to	2.50	2.90	to	1.65
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2024	183,557	20.17	to	14.45	3,576,821	1.85	1.25	to	2.50	11.82	to	10.45
12/31/2023	214,468	18.04	to	13.08	3,749,224	1.43	1.25	to	2.50	16.23	to	14.82
12/31/2022	227,520	15.52	to	11.39	3,431,151	1.39	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	243,484	18.39	to	13.66	4,345,213	0.91	1.25	to	2.50	12.64	to	11.26
12/31/2020	335,428	16.32	to	12.28	5,323,073	2.04	1.25	to	2.50	2.93	to	1.67
TA International Focus Initial Class
12/31/2024	1,148,167	22.22	to	13.07	22,978,752	2.32	1.25	to	2.65	(2.28)	to	(3.62)
12/31/2023	1,231,923	22.74	to	13.57	25,267,597	1.99	1.25	to	2.65	11.15	to	9.64
12/31/2022	1,316,013	20.46	to	12.37	24,252,930	3.01	1.25	to	2.65	(21.03)	to	(22.11)
12/31/2021	1,420,274	25.90	to	15.89	33,162,806	1.23	1.25	to	2.65	9.45	to	7.96
12/31/2020	1,774,600	23.67	to	14.71	38,258,844	2.27	1.25	to	2.65	19.40	to	17.78
TA International Focus Service Class
12/31/2024	5,425	29.81	to	26.50	159,736	2.07	1.25	to	1.80	(2.55)	to	(3.08)
12/31/2023	5,787	30.59	to	27.34	174,726	1.77	1.25	to	1.80	10.89	to	10.29
12/31/2022	5,945	27.59	to	24.79	161,999	2.73	1.25	to	1.80	(21.28)	to	(21.70)
12/31/2021	6,690	35.04	to	31.66	232,076	1.05	1.25	to	1.80	9.26	to	8.67
12/31/2020	6,812	32.07	to	29.13	216,329	1.89	1.25	to	1.80	19.10	to	18.45
TA Janus Balanced Service Class
12/31/2024	4,814,027	2.33	to	2.04	11,109,015	1.82	1.25	to	2.50	13.43	to	12.04
12/31/2023	4,202,376	2.06	to	1.82	8,577,999	1.16	1.25	to	2.50	13.60	to	12.22
12/31/2022	3,840,781	1.81	to	1.62	6,940,326	0.85	1.25	to	2.50	(17.79)	to	(18.79)
12/31/2021	4,207,838	2.20	to	2.00	9,263,285	1.16	1.25	to	2.50	14.02	to	12.63
12/31/2020	4,339,639	1.93	to	1.77	8,385,678	1.55	1.25	to	2.50	12.90	to	11.53
TA Janus Mid-Cap Growth Initial Class
12/31/2024	844,064	150.44	to	25.48	101,738,983	0.13	1.25	to	2.65	12.97	to	11.42
12/31/2023	957,102	133.17	to	22.87	100,858,962	-	1.25	to	2.65	15.60	to	14.03
12/31/2022	1,040,837	115.20	to	20.05	94,218,556	-	1.25	to	2.65	(17.74)	to	(18.86)
12/31/2021	1,155,905	140.04	to	24.72	126,292,389	0.27	1.25	to	2.65	15.85	to	14.27
12/31/2020	1,336,474	120.88	to	21.63	123,832,010	0.23	1.25	to	2.65	17.73	to	16.13
TA Janus Mid-Cap Growth Service Class
12/31/2024	10,377	55.88	to	49.67	565,403	-	1.25	to	1.80	12.65	to	12.04
12/31/2023	13,250	49.60	to	44.33	640,964	-	1.25	to	1.80	15.36	to	14.74
12/31/2022	13,361	43.00	to	38.64	560,934	-	1.25	to	1.80	(17.96)	to	(18.40)
12/31/2021	14,939	52.41	to	47.35	766,113	0.10	1.25	to	1.80	15.55	to	14.92
12/31/2020	16,673	45.36	to	41.20	740,653	0.04	1.25	to	1.80	17.46	to	16.83
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2024	1,261,128	21.48	to	12.41	24,084,074	2.01	1.25	to	2.50	4.41	to	3.13
12/31/2023	1,337,218	20.57	to	12.03	24,943,642	2.26	1.25	to	2.50	5.73	to	4.45
12/31/2022	1,437,360	19.46	to	11.52	25,611,709	5.48	1.25	to	2.50	(16.40)	to	(17.42)
12/31/2021	1,728,080	23.27	to	13.95	37,000,477	2.39	1.25	to	2.50	4.59	to	3.32
12/31/2020	2,097,319	22.25	to	13.50	43,622,052	2.52	1.25	to	2.50	10.10	to	8.75
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2024	22,842	21.63	to	19.23	486,779	1.84	1.25	to	1.80	4.21	to	3.64
12/31/2023	28,212	20.75	to	18.55	570,606	1.95	1.25	to	1.80	5.51	to	4.95
12/31/2022	32,722	19.67	to	17.68	628,870	5.25	1.25	to	1.80	(16.65)	to	(17.10)
12/31/2021	35,929	23.60	to	21.32	826,217	2.12	1.25	to	1.80	4.32	to	3.76
12/31/2020	43,140	22.62	to	20.55	946,360	2.30	1.25	to	1.80	9.87	to	9.28

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2024	1,819,047	$38.12	to	$32.43	$65,655,097	1.33%	1.25%	to	2.65%	14.93%	to	13.35%
12/31/2023	2,058,299	33.16	to	28.61	64,866,386	1.72	1.25	to	2.65	18.86	to	17.24
12/31/2022	2,254,405	27.90	to	24.40	59,896,975	5.95	1.25	to	2.65	(23.52)	to	(24.56)
12/31/2021	2,424,950	36.48	to	32.35	84,348,292	1.68	1.25	to	2.65	18.16	to	16.55
12/31/2020	2,962,522	30.88	to	27.76	87,321,817	1.69	1.25	to	2.65	23.20	to	21.52
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2024	67,175	43.23	to	38.43	2,834,628	1.14	1.25	to	1.80	14.66	to	14.03
12/31/2023	69,474	37.71	to	33.70	2,560,162	1.49	1.25	to	1.80	18.53	to	17.89
12/31/2022	72,162	31.81	to	28.59	2,245,310	5.76	1.25	to	1.80	(23.69)	to	(24.10)
12/31/2021	74,959	41.69	to	37.66	3,062,339	1.45	1.25	to	1.80	17.88	to	17.24
12/31/2020	82,629	35.37	to	32.13	2,868,947	1.48	1.25	to	1.80	22.82	to	22.16
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2024	2,377,065	25.59	to	13.75	55,871,707	1.58	1.25	to	2.50	6.68	to	5.37
12/31/2023	2,643,936	23.99	to	13.05	58,850,534	2.07	1.25	to	2.50	7.76	to	6.45
12/31/2022	2,953,741	22.26	to	12.26	61,555,853	5.25	1.25	to	2.50	(17.11)	to	(18.12)
12/31/2021	3,272,556	26.85	to	14.97	82,542,081	1.92	1.25	to	2.50	7.83	to	6.52
12/31/2020	3,872,601	24.90	to	14.05	90,990,755	2.17	1.25	to	2.50	11.21	to	9.86
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2024	44,461	26.66	to	23.70	1,181,007	1.36	1.25	to	1.80	6.36	to	5.78
12/31/2023	56,537	25.07	to	22.40	1,396,042	1.86	1.25	to	1.80	7.52	to	6.94
12/31/2022	57,013	23.31	to	20.95	1,307,299	4.82	1.25	to	1.80	(17.28)	to	(17.73)
12/31/2021	70,434	28.18	to	25.46	1,954,307	1.70	1.25	to	1.80	7.59	to	7.01
12/31/2020	72,002	26.20	to	23.80	1,858,594	1.89	1.25	to	1.80	10.89	to	10.29
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2024	3,350,738	30.33	to	14.72	93,094,958	1.20	1.25	to	2.50	9.67	to	8.32
12/31/2023	3,709,976	27.65	to	13.59	94,483,553	1.98	1.25	to	2.50	10.83	to	9.49
12/31/2022	4,124,986	24.95	to	12.41	95,027,685	5.35	1.25	to	2.50	(18.37)	to	(19.37)
12/31/2021	4,673,601	30.57	to	15.39	132,061,508	2.16	1.25	to	2.50	12.54	to	11.17
12/31/2020	5,546,435	27.16	to	13.85	142,613,031	2.05	1.25	to	2.50	13.65	to	12.26
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2024	96,700	32.82	to	29.18	3,117,221	0.99	1.25	to	1.80	9.33	to	8.73
12/31/2023	101,493	30.02	to	26.83	2,971,215	1.72	1.25	to	1.80	10.55	to	9.96
12/31/2022	113,386	27.16	to	24.40	2,995,343	5.12	1.25	to	1.80	(18.55)	to	(18.98)
12/31/2021	126,282	33.34	to	30.12	4,129,584	1.97	1.25	to	1.80	12.30	to	11.69
12/31/2020	130,290	29.69	to	26.97	3,798,076	1.83	1.25	to	1.80	13.25	to	12.64
TA JPMorgan Enhanced Index Initial Class
12/31/2024	867,438	61.28	to	24.52	50,292,939	0.66	1.25	to	2.50	22.69	to	21.19
12/31/2023	916,875	49.95	to	20.23	43,504,327	0.82	1.25	to	2.50	26.09	to	24.56
12/31/2022	912,969	39.61	to	16.24	34,387,107	0.68	1.25	to	2.50	(19.36)	to	(20.34)
12/31/2021	944,397	49.12	to	20.39	44,116,173	0.81	1.25	to	2.50	28.51	to	26.95
12/31/2020	795,940	38.22	to	16.06	28,947,917	1.47	1.25	to	2.50	18.68	to	17.23
TA JPMorgan Enhanced Index Service Class
12/31/2024	1,396	68.60	to	60.98	95,343	0.48	1.25	to	1.80	22.36	to	21.70
12/31/2023	1,518	56.07	to	50.11	84,645	0.59	1.25	to	1.80	25.82	to	25.14
12/31/2022	1,547	44.56	to	40.04	68,562	0.37	1.25	to	1.80	(19.55)	to	(19.98)
12/31/2021	2,055	55.39	to	50.04	113,347	0.61	1.25	to	1.80	28.19	to	27.49
12/31/2020	1,654	43.21	to	39.25	71,043	1.20	1.25	to	1.80	18.38	to	17.74
TA JPMorgan International Moderate Growth Initial Class
12/31/2024	133,847	14.08	to	12.02	1,816,396	2.46	1.25	to	2.50	0.77	to	(0.47)
12/31/2023	125,482	13.98	to	12.08	1,696,768	1.60	1.25	to	2.50	7.82	to	6.51
12/31/2022	144,158	12.96	to	11.34	1,809,935	4.91	1.25	to	2.50	(18.30)	to	(19.30)
12/31/2021	168,981	15.87	to	14.05	2,601,091	1.51	1.25	to	2.50	7.90	to	6.59
12/31/2020	193,411	14.70	to	13.18	2,766,986	2.71	1.25	to	2.50	13.48	to	12.10

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan International Moderate Growth Service Class
12/31/2024	1,717	$13.45	to	$12.15	$22,754	2.13%	1.25%	to	1.80%	0.63%	to	0.08%
12/31/2023	1,732	13.36	to	12.14	22,827	1.36	1.25	to	1.80	7.36	to	6.78
12/31/2022	1,670	12.45	to	11.37	20,510	4.92	1.25	to	1.80	(18.44)	to	(18.88)
12/31/2021	1,625	15.26	to	14.02	24,482	1.32	1.25	to	1.80	7.66	to	7.08
12/31/2020	1,569	14.17	to	13.09	21,942	2.54	1.25	to	1.80	13.13	to	12.52
TA JPMorgan Tactical Allocation Initial Class
12/31/2024	529,148	44.04	to	11.55	19,026,543	2.79	1.25	to	2.65	2.97	to	1.56
12/31/2023	565,736	42.77	to	11.37	20,254,161	1.93	1.25	to	2.65	7.56	to	6.10
12/31/2022	625,233	39.77	to	10.72	20,956,401	1.92	1.25	to	2.65	(15.86)	to	(17.00)
12/31/2021	703,257	47.26	to	12.92	28,298,506	1.83	1.25	to	2.65	3.61	to	2.20
12/31/2020	802,175	45.61	to	12.64	31,300,111	2.40	1.25	to	2.65	10.98	to	9.46
TA JPMorgan Tactical Allocation Service Class
12/31/2024	12,609	18.07	to	16.06	225,564	2.30	1.25	to	1.80	2.79	to	2.23
12/31/2023	15,349	17.58	to	15.71	267,399	1.54	1.25	to	1.80	7.23	to	6.65
12/31/2022	15,287	16.40	to	14.73	248,327	1.52	1.25	to	1.80	(16.07)	to	(16.53)
12/31/2021	19,088	19.54	to	17.65	368,685	1.49	1.25	to	1.80	3.34	to	2.78
12/31/2020	21,001	18.91	to	17.17	391,912	2.04	1.25	to	1.80	10.72	to	10.12
TA Multi-Managed Balanced Initial Class
12/31/2024	2,290,565	44.18	to	21.29	96,945,300	1.92	1.25	to	2.65	13.51	to	11.96
12/31/2023	2,560,392	38.92	to	19.02	95,694,927	1.58	1.25	to	2.65	17.27	to	15.67
12/31/2022	2,777,325	33.19	to	16.44	88,702,148	1.18	1.25	to	2.65	(17.31)	to	(18.44)
12/31/2021	3,028,888	40.14	to	20.16	117,450,085	1.14	1.25	to	2.65	15.59	to	14.02
12/31/2020	3,602,792	34.73	to	17.68	120,980,866	1.58	1.25	to	2.65	14.47	to	12.91
TA Multi-Managed Balanced Service Class
12/31/2024	13,882	43.60	to	38.76	583,638	1.76	1.25	to	1.80	13.22	to	12.60
12/31/2023	14,652	38.51	to	34.42	545,128	1.31	1.25	to	1.80	16.98	to	16.35
12/31/2022	16,340	32.92	to	29.58	522,081	0.91	1.25	to	1.80	(17.52)	to	(17.96)
12/31/2021	18,007	39.91	to	36.06	699,255	0.95	1.25	to	1.80	15.35	to	14.73
12/31/2020	18,549	34.60	to	31.43	625,648	1.43	1.25	to	1.80	14.18	to	13.56
TA Small/Mid Cap Value Initial Class
12/31/2024	1,104,446	58.21	to	51.64	60,642,776	0.93	1.25	to	2.65	7.51	to	6.03
12/31/2023	1,238,829	54.14	to	48.70	63,564,439	1.04	1.25	to	2.65	11.01	to	9.50
12/31/2022	1,355,356	48.77	to	44.47	63,014,737	0.59	1.25	to	2.65	(9.44)	to	(10.67)
12/31/2021	1,499,037	53.86	to	49.79	76,732,308	0.65	1.25	to	2.65	26.54	to	24.82
12/31/2020	1,787,916	42.56	to	39.89	73,177,666	1.18	1.25	to	2.65	2.76	to	1.35
TA Small/Mid Cap Value Service Class
12/31/2024	23,683	57.47	to	51.37	1,334,268	0.73	1.25	to	1.80	7.22	to	6.63
12/31/2023	26,589	53.60	to	48.17	1,397,764	0.82	1.25	to	1.80	10.77	to	10.17
12/31/2022	27,489	48.39	to	43.73	1,305,925	0.34	1.25	to	1.80	(9.66)	to	(10.14)
12/31/2021	30,695	53.56	to	48.66	1,611,365	0.49	1.25	to	1.80	26.24	to	25.56
12/31/2020	34,514	42.43	to	38.76	1,436,695	1.00	1.25	to	1.80	2.46	to	1.91
TA T. Rowe Price Small Cap Initial Class
12/31/2024	519,732	63.38	to	53.68	28,940,673	-	1.25	to	2.65	11.38	to	9.85
12/31/2023	563,206	56.90	to	48.87	28,277,475	-	1.25	to	2.65	19.71	to	18.08
12/31/2022	637,573	47.53	to	41.39	26,707,252	-	1.25	to	2.65	(23.34)	to	(24.39)
12/31/2021	712,969	62.01	to	54.74	38,813,797	-	1.25	to	2.65	10.00	to	8.50
12/31/2020	846,616	56.37	to	50.45	42,239,421	-	1.25	to	2.65	22.04	to	20.37
TA T. Rowe Price Small Cap Service Class
12/31/2024	5,414	72.86	to	64.76	377,552	-	1.25	to	1.80	11.21	to	10.61
12/31/2023	5,975	65.51	to	58.55	375,469	-	1.25	to	1.80	19.39	to	18.75
12/31/2022	6,028	54.87	to	49.31	317,954	-	1.25	to	1.80	(23.55)	to	(23.97)
12/31/2021	6,012	71.78	to	64.85	415,578	-	1.25	to	1.80	9.71	to	9.12
12/31/2020	6,283	65.43	to	59.43	396,821	-	1.25	to	1.80	21.78	to	21.12

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA TSW Mid Cap Value Opportunities Initial Class
12/31/2024	138,695	$57.92	to	$14.58	$7,179,120	1.43%	1.25%	to	2.50%	7.13%	to	5.82%
12/31/2023	154,494	54.07	to	13.78	7,503,697	1.49	1.25	to	2.50	9.44	to	8.11
12/31/2022	168,860	49.40	to	12.75	7,510,472	0.81	1.25	to	2.50	(9.36)	to	(10.47)
12/31/2021	192,915	54.50	to	14.24	9,304,816	0.77	1.25	to	2.50	27.60	to	26.04
12/31/2020	277,433	42.71	to	11.29	10,737,644	1.28	1.25	to	2.50	0.10	to	(1.12)
TA TSW Mid Cap Value Opportunities Service Class
12/31/2024	1,961	54.78	to	48.69	106,394	1.24	1.25	to	1.80	6.74	to	6.16
12/31/2023	1,998	51.32	to	45.87	101,642	1.26	1.25	to	1.80	9.21	to	8.62
12/31/2022	2,000	46.99	to	42.23	93,169	0.56	1.25	to	1.80	(9.56)	to	(10.04)
12/31/2021	2,001	51.96	to	46.94	103,123	0.60	1.25	to	1.80	27.26	to	26.57
12/31/2020	2,002	40.83	to	37.09	81,118	1.04	1.25	to	1.80	(0.21)	to	(0.75)
TA WMC US Growth Initial Class
12/31/2024	7,363,745	79.28	to	67.46	568,426,933	0.01	1.25	to	2.65	27.39	to	25.65
12/31/2023	8,278,128	62.23	to	53.69	502,270,864	0.04	1.25	to	2.65	40.33	to	38.43
12/31/2022	8,111,745	44.35	to	38.79	352,306,618	-	1.25	to	2.65	(32.19)	to	(33.12)
12/31/2021	8,876,620	65.40	to	57.99	568,800,625	0.08	1.25	to	2.65	19.18	to	17.55
12/31/2020	10,154,617	54.88	to	49.34	546,374,213	0.11	1.25	to	2.65	35.60	to	33.76
TA WMC US Growth Service Class
12/31/2024	37,333	82.95	to	73.73	3,015,063	-	1.25	to	1.80	27.10	to	26.41
12/31/2023	39,768	65.26	to	58.33	2,530,125	-	1.25	to	1.80	39.98	to	39.22
12/31/2022	37,035	46.62	to	41.90	1,689,854	-	1.25	to	1.80	(32.36)	to	(32.73)
12/31/2021	41,566	68.93	to	62.28	2,801,149	-	1.25	to	1.80	18.89	to	18.24
12/31/2020	46,644	57.98	to	52.67	2,646,148	-	1.25	to	1.80	35.25	to	34.52

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate ranging from 0% to 0.40% of the daily net assets value of each subaccount for administrative expenses. TLIC deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.85% to 2.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.